UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

April 30, 2021

Semi Annual Report

Victory Diversified Stock Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

 TABLE OF CONTENTS

Investment Objectives and Portfolio Holdings	4
Schedule of Portfolio Investments
Victory Diversified Stock Fund	10
Victory NewBridge Large Cap Growth Fund	13
Victory Special Value Fund	15
Victory Strategic Allocation Fund	18
Victory INCORE Fund for Income	19
Victory INCORE Investment Grade Convertible Fund	21
Financial Statements
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30-35
Financial Highlights	36-53
Notes to Financial Statements	54
Supplemental Information	66
Proxy Voting and Portfolio Holdings Information	66
Expense Examples	66
Advisory Contract Approval	68
Liquidity Risk Management Program	72
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
800-235-8396 for Member Class

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory Diversified Stock Fund	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term growth of capital.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Microsoft Corp.	5.9%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class C	3.3%
NVIDIA Corp.	2.2%
JPMorgan Chase & Co.	2.0%
AbbVie, Inc.	1.8%
Facebook, Inc., Class A	1.7%
Old Dominion Freight Line, Inc.	1.6%
Bank of America Corp.	1.5%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital appreciation.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Amazon.com, Inc.	7.7%
Alphabet, Inc., Class C	5.4%
Visa, Inc., Class A	5.3%
NVIDIA Corp.	5.3%
PayPal Holdings, Inc.	5.1%
ServiceNow, Inc.	3.9%
Adobe, Inc.	3.8%
EPAM Systems, Inc.	3.5%
Facebook, Inc., Class A	3.3%
Uber Technologies, Inc.	3.3%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Special Value Fund	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide long-term growth of capital and dividend income.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	3.2%
SPDR S&P 500 ETF Trust	2.5%
NVIDIA Corp.	2.1%
JPMorgan Chase & Co.	2.1%
AbbVie, Inc.	1.8%
Facebook, Inc., Cass A	1.7%
Bank of America Corp.	1.6%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Strategic Allocation Fund	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide income and long-term growth of capital.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Victory RS Global Fund, Class Y	29.5%
Victory Market Neutral Income Fund, Class I	19.3%
Victory INCORE Total Return Bond Fund, Class R6	10.8%
Victory Trivalent International Small-Cap Fund, Class I	7.2%
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	6.9%
Victory Integrity Discovery Fund, Class Y	4.3%
Victory RS Partners Fund, Class Y	4.2%
Victory Sophus Emerging Markets Fund, Class R6	0.2%

Asset Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Fund for Income	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income consistent with preservation of shareholders' capital.

Asset Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	April 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide a high level of current income together with long-term capital appreciation.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Fortive Corp.	4.8%
Western Digital Corp.	4.8%
Southwest Airlines Co.	4.6%
Wells Fargo & Co., Series L	4.2%
Anthem, Inc.	4.0%
Stanley Black & Decker, Inc.	4.0%
Booking Holdings, Inc.	3.9%
Pioneer Natural Resources Co.	3.8%
Micron Technology, Inc., Convertible Subordinated Notes	3.4%
Euronet Worldwide, Inc.	3.3%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (9.1%):
Alphabet, Inc., Class C (a)	4,291	$10,342
Charter Communications, Inc., Class A (a)	5,908	3,979
Facebook, Inc., Class A (a)	16,340	5,312
Iridium Communications, Inc. (a)	39,886	1,515
Nexstar Media Group, Inc., Class A	20,264	2,987
Zynga, Inc., Class A (a)	408,498	4,420
		28,555
Communications Equipment (1.0%):
Lumentum Holdings, Inc. (a)	38,401	3,266
Consumer Discretionary (16.7%):
Amazon.com, Inc. (a)	3,179	11,023
Asbury Automotive Group, Inc. (a)	21,169	4,203
Boyd Gaming Corp. (a)	46,734	3,091
Brunswick Corp.	29,893	3,202
D.R. Horton, Inc.	33,420	3,285
Group 1 Automotive, Inc. (b)	19,180	3,149
LCI Industries	21,004	3,077
LGI Homes, Inc. (a)	28,006	4,644
Lowe's Cos., Inc.	15,860	3,113
Malibu Boats, Inc., Class A (a)	33,743	2,813
Meritage Homes Corp. (a)	32,454	3,453
Rent-A-Center, Inc.	51,520	2,965
Tesla, Inc. (a)	2,117	1,502
TopBuild Corp. (a)	11,761	2,615
		52,135
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a)	65,528	2,927
Monster Beverage Corp. (a)	30,501	2,960
PepsiCo, Inc.	21,932	3,163
Performance Food Group Co. (a)	53,376	3,133
Philip Morris International, Inc.	27,605	2,622
		14,805
Energy (2.9%):
Chevron Corp.	30,222	3,116
Matador Resources Co.	107,139	2,819
Pioneer Natural Resources Co.	11,002	1,692
Valero Energy Corp.	19,556	1,446
		9,073
Financials (10.8%):
Ameriprise Financial, Inc.	8,858	2,289
Bank of America Corp.	117,220	4,751
Flagstar Bancorp, Inc.	48,555	2,260
JPMorgan Chase & Co.	40,948	6,298
Morgan Stanley	45,353	3,744

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Primerica, Inc.	26,827	$4,286
ServisFirst Bancshares, Inc.	37,353	2,362
T. Rowe Price Group, Inc.	17,705	3,173
Western Alliance Bancorp	42,709	4,487
		33,650
Health Care (11.1%):
AbbVie, Inc.	50,380	5,618
Bristol-Myers Squibb Co.	29,767	1,858
Charles River Laboratories International, Inc. (a)	13,360	4,441
ICON PLC (a) (b)	16,619	3,605
Insulet Corp. (a)	6,351	1,875
Quest Diagnostics, Inc.	22,022	2,905
Regeneron Pharmaceuticals, Inc. (a)	7,854	3,780
Stryker Corp.	13,136	3,450
Thermo Fisher Scientific, Inc.	9,011	4,237
UnitedHealth Group, Inc.	7,092	2,828
		34,597
Industrials (12.3%):
Builders FirstSource, Inc. (a)	65,806	3,203
Chart Industries, Inc. (a) (b)	13,065	2,099
Kansas City Southern	15,788	4,613
Marten Transport Ltd.	160,181	2,678
Masco Corp.	63,054	4,028
Masonite International Corp. (a)	15,551	1,964
Old Dominion Freight Line, Inc.	19,000	4,899
Patrick Industries, Inc.	36,956	3,311
Trex Co., Inc. (a)	31,051	3,353
UFP Industries, Inc.	53,177	4,469
XPO Logistics, Inc. (a)	28,751	4,000
		38,617
IT Services (4.0%):
Akamai Technologies, Inc. (a)	31,857	3,463
EPAM Systems, Inc. (a)	8,246	3,775
Fiserv, Inc. (a)	27,355	3,286
Visa, Inc., Class A	8,723	2,037
		12,561
Materials (4.4%):
Avery Dennison Corp.	16,124	3,454
Berry Global Group, Inc. (a)	26,729	1,700
Dow, Inc.	27,574	1,723
Silgan Holdings, Inc.	38,589	1,627
Summit Materials, Inc., Class A (a)	101,753	2,929
Valvoline, Inc. (b)	70,521	2,215
		13,648
Real Estate (1.1%):
American Tower Corp.	13,641	3,475

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (6.9%):
Advanced Micro Devices, Inc. (a)	55,537	$4,533
Applied Materials, Inc.	14,016	1,860
Broadcom, Inc.	8,845	4,035
NVIDIA Corp.	11,273	6,768
Qorvo, Inc. (a)	22,794	4,289
		21,485
Software (8.3%):
Adobe, Inc. (a)	2,960	1,505
Cadence Design Systems, Inc. (a)	22,255	2,933
Microsoft Corp.	72,977	18,402
ServiceNow, Inc. (a)	5,713	2,893
		25,733
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc.	120,148	15,795
Total Common Stocks (Cost $193,436)		307,395
Exchange-Traded Funds (1.1%)
SPDR S&P 500 ETF Trust	8,570	3,576
Total Exchange-Traded Funds (Cost $2,355)		3,576
Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (c)	119,142	119
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	3,188,302	3,188
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	59,507	60
JPMorgan Prime Money Market Fund, Capital Class, 0.09% (c)	474,494	474
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	2,133,516	2,134
Total Collateral for Securities Loaned (Cost $5,975)		5,975
Total Investments (Cost $201,766) — 101.4%		316,946
Liabilities in excess of other assets — (1.4)%		(4,244)
NET ASSETS — 100.00%		$312,702

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (13.1%):
Activision Blizzard, Inc.	4,778	$436
Alphabet, Inc., Class C (a)	398	959
Facebook, Inc., Class A (a)	1,823	593
Snap, Inc., Class A (a)	5,350	331
		2,319
Consumer Discretionary (17.6%):
Airbnb, Inc., Class A (a) (b)	1,471	254
Amazon.com, Inc. (a)	395	1,370
Burlington Stores, Inc. (a)	1,684	550
Lululemon Athletica, Inc. (a)	1,468	492
NIKE, Inc., Class B	3,537	469
		3,135
Financials (3.1%):
MSCI, Inc.	1,136	552
Health Care (14.4%):
Align Technology, Inc. (a)	765	456
Masimo Corp. (a)	1,312	305
TG Therapeutics, Inc. (a)	2,891	129
Thermo Fisher Scientific, Inc.	933	439
Veeva Systems, Inc., Class A (a)	1,678	474
Vertex Pharmaceuticals, Inc. (a)	1,301	284
Zoetis, Inc.	2,632	455
		2,542
Industrials (10.4%):
CoStar Group, Inc. (a)	588	502
Generac Holdings, Inc. (a)	814	264
Trane Technologies PLC	2,856	496
Uber Technologies, Inc. (a)	10,704	586
		1,848
IT Services (18.6%):
EPAM Systems, Inc. (a)	1,359	622
PayPal Holdings, Inc. (a)	3,466	909
Shopify, Inc., Class A (a)	337	399
Twilio, Inc., Class A (a)	1,188	437
Visa, Inc., Class A	4,019	938
		3,305
Semiconductors & Semiconductor Equipment (8.2%):
Micron Technology, Inc. (a)	6,113	526
NVIDIA Corp.	1,563	939
		1,465

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (13.7%):
Adobe, Inc. (a)	1,319	$671
Autodesk, Inc. (a)	1,076	314
Cadence Design Systems, Inc. (a)	2,682	353
ServiceNow, Inc. (a)	1,379	697
The Trade Desk, Inc., Class A (a)	550	401
		2,436
Total Common Stocks (Cost $8,626)		17,602
Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (c)	3,543	4
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	94,734	95
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	1,768	2
JPMorgan Prime Money Market Fund, Capital Class, 0.09% (c)	14,099	14
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	63,390	63
Total Collateral for Securities Loaned (Cost $178)		178
Total Investments (Cost $8,804) — 100.1%		17,780
Liabilities in excess of other assets — (0.1)%		(12)
NET ASSETS — 100.00%		$17,768

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Communication Services (9.0%):
Alphabet, Inc., Class C (a)	658	$1,586
Charter Communications, Inc., Class A (a)	909	612
Facebook, Inc., Class A (a)	2,573	836
Iridium Communications, Inc. (a)	6,218	236
Nexstar Media Group, Inc., Class A	3,270	482
Zynga, Inc., Class A (a)	63,744	690
		4,442
Consumer Discretionary (16.6%):
Amazon.com, Inc. (a)	479	1,661
Asbury Automotive Group, Inc. (a)	3,304	656
Boyd Gaming Corp. (a)	7,542	499
Brunswick Corp.	4,740	508
D.R. Horton, Inc.	5,391	530
Group 1 Automotive, Inc.	2,992	491
LCI Industries	3,238	474
LGI Homes, Inc. (a)	4,518	748
Lowe's Cos., Inc.	2,560	502
Malibu Boats, Inc., Class A (a)	5,444	454
Meritage Homes Corp. (a)	5,169	550
Rent-A-Center, Inc.	8,315	479
Tesla, Inc. (a)	328	233
TopBuild Corp. (a)	1,843	410
		8,195
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a)	10,064	450
Monster Beverage Corp. (a)	4,796	465
PepsiCo, Inc.	3,474	502
Performance Food Group Co. (a)	8,615	505
Philip Morris International, Inc.	4,327	411
		2,333
Energy (2.9%):
Chevron Corp.	4,877	502
Matador Resources Co.	16,719	440
Pioneer Natural Resources Co.	1,775	273
Valero Energy Corp.	2,999	222
		1,437
Financials (10.8%):
Ameriprise Financial, Inc.	1,365	353
Bank of America Corp.	18,916	767
Flagstar Bancorp, Inc.	7,733	360
JPMorgan Chase & Co.	6,608	1,016
Morgan Stanley	7,079	584
Primerica, Inc.	4,206	672

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ServisFirst Bancshares, Inc.	5,736	$363
T. Rowe Price Group, Inc.	2,784	499
Western Alliance Bancorp	6,881	723
		5,337
Health Care (10.9%):
AbbVie, Inc.	7,773	866
Bristol-Myers Squibb Co.	4,578	286
Charles River Laboratories International, Inc. (a)	2,093	696
ICON PLC (a)	2,604	565
Insulet Corp. (a)	991	293
Quest Diagnostics, Inc.	3,408	449
Regeneron Pharmaceuticals, Inc. (a)	1,194	575
Stryker Corp.	2,066	542
Thermo Fisher Scientific, Inc.	1,435	675
UnitedHealth Group, Inc.	1,098	438
		5,385
Industrials (12.4%):
Builders FirstSource, Inc. (a)	10,619	517
Chart Industries, Inc. (a)	2,036	327
Kansas City Southern	2,548	745
Marten Transport Ltd.	24,785	414
Masco Corp.	9,553	610
Masonite International Corp. (a)	2,510	317
Old Dominion Freight Line, Inc.	2,871	740
Patrick Industries, Inc.	5,964	534
Trex Co., Inc. (a)	5,012	541
UFP Industries, Inc.	8,578	721
XPO Logistics, Inc. (a)	4,526	630
		6,096
Information Technology (24.6%):
Adobe, Inc. (a)	462	235
Advanced Micro Devices, Inc. (a)	8,529	696
Akamai Technologies, Inc. (a)	4,986	542
Apple, Inc.	17,951	2,360
Applied Materials, Inc.	2,261	300
Broadcom, Inc.	1,392	635
Cadence Design Systems, Inc. (a)	3,473	458
EPAM Systems, Inc. (a)	1,292	592
Fiserv, Inc. (a)	4,289	515
Lumentum Holdings, Inc. (a)	6,003	511
Microsoft Corp.	11,142	2,809
NVIDIA Corp.	1,731	1,040
Qorvo, Inc. (a)	3,689	694
ServiceNow, Inc. (a)	880	446
Visa, Inc., Class A	1,367	319
		12,152

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (4.4%):
Avery Dennison Corp.	2,601	$557
Berry Global Group, Inc. (a)	4,167	265
Dow, Inc.	4,448	278
Silgan Holdings, Inc.	6,016	254
Summit Materials, Inc., Class A (a)	16,413	473
Valvoline, Inc.	10,899	342
		2,169
Real Estate (1.1%):
American Tower Corp.	2,100	535
Total Common Stocks (Cost $30,616)		48,081
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	2,931	1,223
Total Exchange-Traded Funds (Cost $1,139)		1,223
Total Investments (Cost $31,755) — 99.9%		49,304
Other assets in excess of liabilities — 0.1%		55
NET ASSETS — 100.00%		$49,359

(a)  Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (6.9%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	54,280	$2,015
Total Affiliated Exchange-Traded Funds (Cost $1,400)		2,015
Affiliated Mutual Funds (75.5%)
Victory INCORE Total Return Bond Fund, Class R6	321,551	3,151
Victory Integrity Discovery Fund, Class Y	25,959	1,264
Victory Market Neutral Income Fund, Class I	586,334	5,647
Victory RS Global Fund, Class Y (a)	458,725	8,579
Victory RS Partners Fund, Class Y	37,802	1,240
Victory Sophus Emerging Markets Fund, Class R6	2,641	71
Victory Trivalent International Small-Cap Fund, Class I	118,131	2,107
Total Affiliated Mutual Funds (Cost $17,182)		22,059
Total Investments (Cost $18,582) — 82.4%		24,074
Other assets in excess of liabilities — 17.6%		5,158
NET ASSETS — 100.00%		$29,232

(a)  Represents investments greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (71.5%)
Multi-family (0.3%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$982	$1,019
Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.50%, 8/15/21	1	1
7.92%, 7/1/23	162	162
8.00%, 1/15/31 – 11/15/33	1,071	1,073
7.75%, 9/15/33	390	390
		1,626
Single Family (71.2%):
Collateralized Mortgage Obligations (3.3%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	168	168
Series 2001-10, Class PE, 6.50%, 3/16/31	137	137
Series 2005-74, Class HB, 7.50%, 9/16/35	10	11
Series 2005-74, Class HC, 7.50%, 9/16/35	54	62
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	831	964
Series 2012-106, Class JM, 7.32%, 10/20/34 (a)	619	732
Series 2012-30, Class WB, 7.06%, 11/20/39 (a)	2,375	2,756
Series 2013-190, Class KT, 8.13%, 9/20/30 (a)	268	308
Series 2013-51, Class BL, 6.07%, 4/20/34 (a)	1,776	2,059
Series 2013-64, Class KY, 6.80%, 12/20/38 (a)	984	1,124
Series 2013-70, Class KP, 7.06%, 2/20/39 (a)	878	1,034
Series 2014-69, Class W, 7.20%, 11/20/34 (a)	125	146
Series 2014-74, Class PT, 7.79%, 5/16/44 (a)	194	219
Series 2015-77, Class PT, 7.53%, 6/20/39 (a)	408	471
Series 2019-22, Class PT, 7.92%, 2/20/49 (a)	6,800	7,797
Series 2021-1, Class WT, 7.84%, 1/20/51 (a)	6,889	8,038
		26,026
Pass-throughs (67.9%):
Government National Mortgage Assoc.
8.50%, 7/15/21 – 7/15/32	5,874	6,722
9.00%, 7/15/21 – 9/15/30	1,642	1,858
9.50%, 8/15/21 – 9/15/24	1	—	(b)
8.00%, 12/15/21 – 5/15/49	37,702	44,315
6.00%, 1/15/22 – 9/20/50	81,606	96,087
7.13%, 3/15/23 – 7/15/25	264	268
5.50%, 7/15/23 – 11/15/45	15,539	18,272
7.50%, 8/15/23 – 5/15/49	65,613	75,814
6.50%, 8/20/23 – 2/20/41	130,429	152,564
7.00%, 12/15/23 – 9/20/50	91,750	107,843
10.00%, 4/15/25 – 2/15/26	2	2
6.13%, 6/20/28 – 9/20/29	363	388
6.28%, 10/20/28 – 9/20/29	646	708

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
6.10%, 5/20/29 – 7/20/31	$476	$523
7.30%, 4/20/30 – 2/20/31	186	195
6.49%, 5/20/31 – 3/20/32	922	1,028
6.50%, 12/15/32 (c)	8,414	9,860
6.00%, 11/15/33 (c)	5,230	6,187
4.50%, 12/15/33 – 5/15/41	4,338	4,989
5.00%, 1/20/34 – 1/15/40	10,003	11,600
4.00%, 8/15/41	775	868
		540,091
Total Government National Mortgage Association (Cost $559,580)		568,762
U.S. Treasury Obligations (28.9%)
U.S. Treasury Bills, 9/9/21 (d)	21,009	21,007
U.S. Treasury Bonds
7.13%, 2/15/23 (c)	113,300	127,459
7.50%, 11/15/24	65,226	81,400
Total U.S. Treasury Obligations (Cost $230,673)		229,866
Investment Companies (0.0%) (e)
BlackRock Liquidity Funds Fedfund Portfolio, 0.02% (f)	100,369	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $790,353) — 100.4%		798,728
Liabilities in excess of other assets — (0.4)%		(3,560)
NET ASSETS — 100.00%		$795,168

(a)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2021.

(b)  Rounds to less than $1 thousand.

(c)  All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Zero-coupon bond.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate represents the effective yield at April 30, 2021.

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (66.7%)
Communication Services (1.2%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$4,363
Consumer Discretionary (6.9%):
Booking Holdings, Inc.
0.90%, 9/15/21	2,722	3,325
0.75%, 5/1/25 (a)	9,410	14,252
Expedia Group, Inc. , 0.00%, 2/15/26 (b)	7,125	7,775
		25,352
Energy (3.8%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 (a) (b)	9,225	14,025
Financials (14.8%):
Ares Capital Corp.
3.75%, 2/1/22	8,240	8,547
4.63%, 3/1/24	7,515	8,161
Barclays Bank PLC
0.00%, 2/4/25	4,815	6,605
0.00%, 2/18/25	1,990	2,341
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,722
BlackRock TCP Capital Corp., 4.63%, 3/1/22	1,390	1,421
GSK Finance NO 3 PLC , 0.00%, 6/22/23 (b)	1,545	1,665
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	9,355	10,623
MGIC Investment Corp. Convertible Subordinated Notes, 9.00%, 4/1/63	4,127	5,534
TPG Specialty Lending, Inc., 4.50%, 8/1/22	4,391	5,101
		53,720
Health Care (10.5%):
Anthem, Inc., 2.75%, 10/15/42	3,427	18,259
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.24% (LIBOR03M-50bps), 9/15/23, Callable 6/7/21 @ 100 (c) (d)	2,466	3,839
Illumina, Inc. , 0.00%, 8/15/23 (a)	8,375	10,031
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21	4,265	6,568
		38,697
Industrials (9.9%):
Fortive Corp., 0.88%, 2/15/22	17,361	17,576
Parsons Corp., 0.25%, 8/15/25 (b)	1,500	1,714
Southwest Airlines Co., 1.25%, 5/1/25	9,660	16,795
		36,085
Information Technology (16.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	1,922	2,417
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)	10,545	12,152
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32	1,462	12,588
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	353	6,965
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100	1,410	3,098
ServiceNow, Inc. , 0.00%, 6/1/22	520	1,930

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Shares or Security Description	Principal Amount	Value
Vishay Intertechnology, Inc., 2.25%, 6/15/25	$3,186	$3,463
Western Digital Corp., 1.50%, 2/1/24	16,943	17,556
		60,169
Real Estate (3.2%):
Kite Realty Group, LP, 0.75%, 4/1/27 (b)	5,185	5,273
Spirit Realty Capital, Inc., 3.75%, 5/15/21	6,255	6,302
		11,575
Total Convertible Corporate Bonds (Cost $200,165)		243,986
Convertible Preferred Stocks (29.9%)
Financials (12.1%):
AMG Capital Trust II, 5.15%, 10/15/37	181,860	10,525
Bank of America Corp., Series L, 7.25% (e)	7,130	10,096
KKR & Co., Inc., Series C, 6.00%, 9/15/23	70,650	5,297
New York Community Capital Trust, 6.00%, 11/1/51	57,174	2,886
Wells Fargo & Co., Series L, 7.50% (e)	10,809	15,498
		44,302
Industrials (4.0%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	119,525	14,583
Utilities (13.8%):
American Electric Power Co., Inc., 6.13%, 3/15/22	49,970	2,508
American Electric Power Co., Inc., 6.13%, 8/15/23	49,910	2,554
CenterPoint Energy, Inc., Convertible Subordinated Notes, 4.57%, 9/15/29	80,000	5,180
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	100,003	10,315
DTE Energy Co., 6.25%, 11/1/22	162,215	8,231
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	7,441
NextEra Energy, Inc., 5.28%, 3/1/23	75,000	3,778
The Southern Co., Series 2019, 6.75%, 8/1/22	199,220	10,440
		50,447
Total Convertible Preferred Stocks (Cost $98,194)		109,332
Collateral for Securities Loaned^ (11.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (f)	800,266	800
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	21,400,329	21,400
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	399,522	400
JPMorgan Prime Money Market Fund, Capital Class, 0.09% (f)	3,184,868	3,185
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	14,319,786	14,320
Total Collateral for Securities Loaned (Cost $40,105)		40,105
Total Investments (Cost $338,464) — 107.6%		393,423
Liabilities in excess of other assets — (7.6)%		(27,780)
NET ASSETS — 100.00%		$365,643

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $41,075 (thousands) and amounted to 11.2% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2021.

(d)  Continuously callable with 30 days' notice.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)  Rate disclosed is the daily yield on April 30, 2021.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
Assets:
Investments, at value (Cost $201,766, $8,804 and $31,755)	$316,946	(a)	$17,780	(b)	$49,304
Cash	989		169		191
Receivables:
Interest and dividends	106		3		16
Capital shares issued	16		—	(c)	26
Investments sold	2,507		—		394
From Adviser	5		11		8
Prepaid expenses	44		21		29
Total Assets	320,613		17,984		49,968
Liabilities:
Payables:
Collateral received on loaned securities	5,975		178		—
Investments purchased	1,170		—		180
Capital shares redeemed	501		17		378
Accrued expenses and other payables:
Investment advisory fees	165		11		30
Administration fees	15		1		2
Custodian fees	2		—	(c)	1
Transfer agent fees	31		3		4
Compliance fees	—	(c)	—	(c)	—	(c)
Trustees' fees	—	(c)	—		—	(c)
12b-1 fees	34		1		7
Other accrued expenses	18		5		7
Total Liabilities	7,911		216		609
Net Assets:
Capital	179,048		5,821		27,770
Total accumulated earnings/(loss)	133,654		11,947		21,589
Net Assets	$312,702		$17,768		$49,359
Net Assets
Class A	$228,026		$8,330		$28,087
Class C	2,550		723		875
Class I	25,796		7,190		3,859
Class R	47,746		—		15,843
Class R6	3,889		—		—
Class Y	4,695		1,525		695
Total	$312,702		$17,768		$49,359
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	10,261		1,255		849
Class C	125		478		31
Class I	1,163		935		115
Class R	2,202		—		506
Class R6	175		—		—
Class Y	211		211		21
Total	14,137		2,879		1,522

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Net asset value, offering (except Class A) and redemption price per share: (d)
Class A	$22.22	$6.64	$33.07
Class C (e)	20.36	1.52	28.36
Class I	22.19	7.69	33.52
Class R	21.68	—	31.32
Class R6	22.20	—	—
Class Y	22.23	7.22	33.30
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$23.58	$7.05	$35.09

(a)  Includes $5,775 of securities on loan.

(b)  Includes $169 of securities on loan.

(c)  Rounds to less than $1 thousand.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Assets:
Affiliated investments, at value (Cost $18,582, $— and $—)	$24,074		$—	$—
Unaffiliated investments, at value (Cost $—, $790,353 and $338,464)	—		798,728	393,423	(a)
Cash	5,118		—	10,796
Receivables:
Interest and dividends	—		6,665	1,066
Capital shares issued	2		1,016	719
Investments sold	—		—	1,714
From Adviser	20		37	8
Prepaid expenses	37		99	31
Total Assets	29,251		806,545	407,757
Liabilities:
Payables:
Collateral received on loaned securities	—		—	40,105
Investments purchased	—		4,287	1,540
Capital shares redeemed	2		6,490	152
Accrued expenses and other payables:
Investment advisory fees	2		340	221
Administration fees	1		45	18
Custodian fees	—	(b)	—	2
Transfer agent fees	5		133	56
Compliance fees	—	(b)	1	—	(b)
Trustees' fees	—		2	—	(b)
12b-1 fees	3		23	2
Other accrued expenses	6		56	18
Total Liabilities	19		11,377	42,114
Net Assets:
Capital	23,582		1,144,578	292,125
Total accumulated earnings/(loss)	5,650		(349,410)	73,518
Net Assets	$29,232		$795,168	$365,643
Net Assets
Class A	$16,741		$141,270	$21,662
Class C	2,329		12,209	—
Class I	8,809		429,376	343,693
Class R	1,353		37,950	—
Class R6	—		29,099	—
Class Y	—		144,429	—
Member Class	—		835	288
Total	$29,232		$795,168	$365,643

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Strategic Allocation Fund	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	850	17,286	1,093
Class C	120	1,510	—
Class I	444	52,555	17,336
Class R	69	4,639	—
Class R6	—	3,566	—
Class Y	—	17,674	—
Member Class	—	102	14
Total	1,483	97,332	18,443
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$19.71	$8.17	$19.82
Class C (d)	19.35	8.09	—
Class I	19.83	8.17	19.82
Class R	19.66	8.18	—
Class R6	—	8.16	—
Class Y	—	8.17	—
Member Class	—	8.20	20.55
Maximum Sales Charge — Class A	2.25%	2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$20.16	$8.36	$20.28

(a)  Includes $39,019 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Year Ended April 30, 2021

(Amounts in Thousands)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
Investment Income:
Dividends	$1,528		$17		$251
Interest	—	(a)	—	(a)	—	(a)
Securities lending (net of fees)	2		—	(a)	—	(a)
Total Income	1,530		17		251
Expenses:
Investment advisory fees	929		65		177
Administration fees	82		5		14
Sub-Administration fees	8		7		8
12b-1 fees — Class A	260		10		33
12b-1 fees — Class C	14		5		4
12b-1 fees — Class R	110		—		38
Custodian fees	7		1		2
Transfer agent fees — Class A	73		4		15
Transfer agent fees — Class C	2		1		1
Transfer agent fees — Class I	7		2		1
Transfer agent fees — Class R	18		—		12
Transfer agent fees — Class R6	—	(a)	—		—
Transfer agent fees — Class Y	3		1		—	(a)
Trustees' fees	11		1		2
Compliance fees	1		—	(a)	—	(a)
Legal and audit fees	10		4		5
State registration and filing fees	40		27		33
Other expenses	18		5		7
Total Expenses	1,593		138		352
Expenses waived/reimbursed by Adviser	(18)		(32)		(38)
Net Expenses	1,575		106		314
Net Investment Income (Loss)	(45)		(89)		(63)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	19,926		3,134		4,452
Net change in unrealized appreciation/depreciation on investment securities	56,058		(102)		8,074
Net realized/unrealized gains (losses) on investments	75,984		3,032		12,526
Change in net assets resulting from operations	$75,939		$2,943		$12,463

(a)  Rounds to less than $1 thousand.
See notes to financial statements.

Victory Portfolios	Statements of Operations For the Year Ended April 30, 2021

(Amounts in Thousands)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Investment Income:
Income distributions from affiliated funds	$930		$—	$—
Dividends from unaffiliated investments	—		—	2,823
Interest from unaffiliated investments	—	(a)	5,153	1,359
Securities lending (net of fees)	—		—	40
Total Income	930		5,153	4,222
Expenses:
Investment advisory fees	14		2,184	1,189
Administration fees	8		272	91
Sub-Administration fees	6		11	8
12b-1 fees — Class A	20		176	24
12b-1 fees — Class C	11		80	—
12b-1 fees — Class R	3		50	—
Custodian fees	1		25	7
Transfer agent fees — Class A	10		56	21
Transfer agent fees — Class C	1		11	—
Transfer agent fees — Class I	3		242	117
Transfer agent fees — Class R	1		16	—
Transfer agent fees — Class R6	—		1	—
Transfer agent fees — Class Y	—		93	—
Transfer agent fees — Member Class (b)	—		— (a)	—	(a)
Trustees' fees	2		36	12
Compliance fees	—	(a)	4	1
Legal and audit fees	4		27	12
State registration and filing fees	28		81	47
Interfund lending fees	—		— (a)	—	(a)
Other expenses	6		92	25
Total Expenses	118		3,457	1,554
Expenses waived/reimbursed by Adviser	(64)		(80)	(28)
Net Expenses	54		3,377	1,526
Net Investment Income (Loss)	876		1,776	2,696
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	2		(814)	22,883
Net realized gains (losses) from sales of affiliated funds	(310)		—	—
Capital gain distributions received from affiliated funds	118		—	—
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	—		(2,871)	29,992
Net change in unrealized appreciation/depreciation on affiliated funds	4,312		—	—
Net realized/unrealized gains (losses) on investments	4,122		(3,685)	52,875
Change in net assets resulting from operations	$4,998		$(1,909)	$55,571

(a)  Rounds to less than $1 thousand.

(b)  Member Class commenced operations on November 3, 2020.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(45)	$701	$(89)	$(153)	$(63)	$12
Net realized gains (losses) from investments	19,926	6,025	3,134	2,698	4,452	1,501
Net change in unrealized appreciation/depreciation on investments	56,058	6,403	(102)	2,842	8,074	855
Change in net assets resulting from operations	75,939	13,129	2,943	5,387	12,463	2,368
Distributions to Shareholders:
Class A	(4,846)	(13,665)	(924)	(1,005)	(913)	(912)
Class C	(83)	(369)	(429)	(746)	(36)	(40)
Class I	(570)	(1,940)	(641)	(987)	(121)	(114)
Class R	(1,037)	(3,072)	—	—	(543)	(660)
Class R6	(85)	(57)	—	—	—	—
Class Y	(99)	(287)	(148)	(385)	(23)	(19)
Change in net assets resulting from distributions to shareholders	(6,720)	(19,390)	(2,142)	(3,123)	(1,636)	(1,745)
Change in net assets resulting from capital transactions	(11,123)	(36,149)	105	(1,443)	(4,375)	(11,653)
Change in net assets	58,096	(42,410)	906	821	6,452	(11,030)
Net Assets:
Beginning of period	254,606	297,016	16,862	16,041	42,907	53,937
End of period	$312,702	$254,606	$17,768	$16,862	$49,359	$42,907

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$5,169	$7,727	$608	$1,914	$934	$2,733
Distributions reinvested	4,436	12,429	740	817	831	818
Cost of shares redeemed	(16,133)	(36,795)	(1,234)	(1,714)	(4,144)	(7,356)
Total Class A	$(6,528)	$(16,639)	$114	$1,017	$(2,379)	$(3,805)
Class C
Proceeds from shares issued	$21	$169	$90	$286	$— (a)	$446
Distributions reinvested	82	311	338	569	36	29
Cost of shares redeemed	(1,280)	(3,132)	(644)	(1,193)	(217)	(870)
Total Class C	$(1,177)	$(2,652)	$(216)	$(338)	$(181)	$(395)
Class I
Proceeds from shares issued	$812	$2,816	$1,007	$522	$281	$436
Distributions reinvested	537	1,805	624	927	101	98
Cost of shares redeemed	(2,347)	(14,222)	(1,073)	(2,375)	(641)	(601)
Total Class I	$(998)	$(9,601)	$558	$(926)	$(259)	$(67)
Class R
Proceeds from shares issued	$346	$1,667	$—	$—	$975	$2,086
Distributions reinvested	1,016	2,947	—	—	530	613
Cost of shares redeemed	(3,654)	(12,020)	—	—	(3,022)	(10,132)
Total Class R	$(2,292)	$(7,406)	$—	$—	$(1,517)	$(7,433)
Class R6
Proceeds from shares issued	$129	$2,494	$—	$—	$—	$—
Distributions reinvested	85	57	—	—	—	—
Cost of shares redeemed	(272)	(1,945)	—	—	—	—
Total Class R6	$(58)	$606	$—	$—	$—	$—
Class Y
Proceeds from shares issued	$161	$188	$207	$310	$15	$105
Distributions reinvested	83	244	131	184	18	14
Cost of shares redeemed	(314)	(889)	(689)	(1,690)	(72)	(72)
Total Class Y	$(70)	$(457)	$(351)	$(1,196)	$(39)	$47
Change in net assets resulting from capital transactions	$(11,123)	$(36,149)	$105	$(1,443)	$(4,375)	$(11,653)

(a)  Rounds to less than $1 thousand.

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Share Transactions:
Class A
Issued	261	473	96	336	31	111
Reinvested	231	719	118	171	29	31
Redeemed	(810)	(2,225)	(189)	(314)	(138)	(294)
Total Class A	(318)	(1,033)	25	193	(78)	(152)
Class C
Issued	1	11	64	176	1	21
Reinvested	5	19	236	377	1	1
Redeemed	(71)	(199)	(425)	(678)	(9)	(39)
Total Class C	(65)	(169)	(125)	(125)	(7)	(17)
Class I
Issued	40	169	133	86	10	18
Reinvested	28	105	86	170	3	4
Redeemed	(118)	(856)	(143)	(383)	(21)	(24)
Total Class I	(50)	(582)	76	(127)	(8)	(2)
Class R
Issued	18	102	—	—	34	95
Reinvested	54	174	—	—	20	25
Redeemed	(188)	(734)	—	—	(105)	(422)
Total Class R	(116)	(458)	—	—	(51)	(302)
Class R6
Issued	6	154	—	—	—	—
Reinvested	4	3	—	—	—	—
Redeemed	(14)	(109)	—	—	—	—
Total Class R6	(4)	48	—	—	—	—
Class Y
Issued	8	12	30	59	— (a)	4
Reinvested	4	14	19	36	1	1
Redeemed	(16)	(52)	(95)	(264)	(2)	(3)
Total Class Y	(4)	(26)	(46)	(169)	(1)	2
Change in Shares	(557)	(2,220)	(70)	(228)	(145)	(471)

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$876	$347	$1,776	$7,347	$2,696	$5,803
Net realized gains (losses) from investments	(190)	(96)	(814)	877	22,883	8,565
Net change in unrealized appreciation/depreciation on investments	4,312	644	(2,871)	12,254	29,992	1,342
Change in net assets resulting from operations	4,998	895	(1,909)	20,478	55,571	15,710
Distributions to Shareholders:
Class A	(119)	(582)	(3,366)	(6,067)	(718)	(1,183)
Class C	(10)	(99)	(326)	(809)	—	—
Class I	(66)	(239)	(13,111)	(25,543)	(12,171)	(15,554)
Class R	(8)	(45)	(960)	(1,831)	—	—
Class R6	—	—	(1,120)	(1,832)	—	—
Class Y	—	—	(4,195)	(5,074)	—	—
Member Class(a)	—	—	(11)	—	(1)	—
Change in net assets resulting from distributions to shareholders	(203)	(965)	(23,089)	(41,156)	(12,890)	(16,737)
Change in net assets resulting from capital transactions	(201)	(901)	(221,734)	346,322	29,468	14,191
Change in net assets	4,594	(971)	(246,732)	325,644	72,149	13,164
Net Assets:
Beginning of period	24,638	25,609	1,041,900	716,256	293,494	280,330
End of period	$29,232	$24,638	$795,168	$1,041,900	$365,643	$293,494

(a)  Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$1,163	$2,364	$31,445	$73,304	$5,075	$26,469
Distributions reinvested	114	557	2,948	5,164	622	1,032
Cost of shares redeemed	(1,692)	(3,895)	(40,514)	(60,933)	(3,127)	(29,802)
Total Class A	$(415)	$(974)	$(6,121)	$17,535	$2,570	$(2,301)
Class C
Proceeds from shares issued	$394	$574	$1,312	$6,690	$—	$—
Distributions reinvested	10	98	302	690	—	—
Cost of shares redeemed	(475)	(1,845)	(9,782)	(8,697)	—	—
Total Class C	$(71)	$(1,173)	$(8,168)	$(1,317)	$—	$—
Class I
Proceeds from shares issued	$1,145	$2,267	$113,776	$410,936	$89,300	$181,653
Distributions reinvested	65	233	11,364	21,645	12,051	15,054
Cost of shares redeemed	(784)	(1,204)	(272,553)	(277,267)	(74,729)	(180,215)
Total Class I	$426	$1,296	$(147,413)	$155,314	$26,622	$16,492
Class R
Proceeds from shares issued	$10	$30	$3,673	$18,508	$—	$—
Distributions reinvested	8	45	934	1,753	—	—
Cost of shares redeemed	(159)	(125)	(9,255)	(14,365)	—	—
Total Class R	$(141)	$(50)	$(4,648)	$5,896	$—	$—
Class R6
Proceeds from shares issued	$—	$—	$7,122	$49,482	$—	$—
Distributions reinvested	—	—	1,110	1,818	—	—
Cost of shares redeemed	—	—	(26,964)	(17,319)	—	—
Total Class R6	$—	$—	$(18,732)	$33,981	$—	$—
Class Y
Proceeds from shares issued	$—	$—	$52,184	$189,431	$—	$—
Distributions reinvested	—	—	4,190	3,546	—	—
Cost of shares redeemed	—	—	(93,875)	(58,064)	—	—
Total Class Y	$—	$—	$(37,501)	$134,913	$—	$—
Member Class(a)
Proceeds from shares issued	$—	$—	$1,045	$—	$356	$—
Distributions reinvested	—	—	11	—	1	—
Cost of shares redeemed	—	—	(207)	—	(81)	—
Total Member Class	$—	$—	$849	$—	$276	$—
Change in net assets resulting from capital transactions	$(201)	$(901)	$(221,734)	$346,322	$29,468	$14,191

(a)  Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Share Transactions:
Class A
Issued	65	146	3,779	8,586	269	1,717
Reinvested	6	34	356	608	34	62
Redeemed	(92)	(242)	(4,859)	(7,145)	(167)	(1,755)
Total Class A	(21)	(62)	(724)	2,049	136	24
Class C
Issued	21	36	160	789	—	—
Reinvested	1	6	37	82	—	—
Redeemed	(26)	(115)	(1,189)	(1,028)	—	—
Total Class C	(4)	(73)	(992)	(157)	—	—
Class I
Issued	60	140	13,671	48,019	4,667	11,013
Reinvested	4	14	1,373	2,546	664	889
Redeemed	(43)	(78)	(32,872)	(32,536)	(3,987)	(10,994)
Total Class I	21	76	(17,828)	18,029	1,344	908
Class R
Issued	1	2	440	2,167	—	—
Reinvested	— (b)	3	113	206	—	—
Redeemed	(9)	(8)	(1,112)	(1,682)	—	—
Total Class R	(8)	(3)	(559)	691	—	—
Class R6
Issued	—	—	856	5,802	—	—
Reinvested	—	—	134	214	—	—
Redeemed	—	—	(3,270)	(2,027)	—	—
Total Class R6	—	—	(2,280)	3,989	—	—
Class Y
Issued	—	—	6,269	22,159	—	—
Reinvested	—	—	506	418	—	—
Redeemed	—	—	(11,302)	(6,797)	—	—
Total Class Y	—	—	(4,527)	15,780	—	—
Member Class (a)
Issued	—	—	126	—	18	—
Reinvested	—	—	1	—	— (b)	—
Redeemed	—	—	(25)	—	(4)	—
Total Member Class	—	—	102	—	14	—
Change in Shares	(12)	(62)	(26,808)	40,381	1,494	932

(a)  Member Class commenced operations on November 3, 2020.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$17.41	— (e)	5.28	5.28	(0.01)	(0.46)
Year Ended 10/31/20	$17.65	0.05	0.90	0.95	(0.04)	(1.15)
Year Ended 10/31/19	$17.90	0.09	1.65	1.74	(0.08)	(1.91)
Year Ended 10/31/18	$22.03	0.06	0.17	0.23	(0.06)	(4.30)
Year Ended 10/31/17	$18.01	0.13	4.28	4.41	(0.17)	(0.22)
Year Ended 10/31/16	$20.80	0.20	(1.04)	(0.84)	(0.19)	(1.76)
Class C
Six Months Ended 4/30/21 (unaudited)	$16.05	(0.08)	4.85	4.77	—	(0.46)
Year Ended 10/31/20	$16.46	(0.10)	0.84	0.74	—	(1.15)
Year Ended 10/31/19	$16.90	(0.05)	1.52	1.47	—	(1.91)
Year Ended 10/31/18	$21.12	(0.10)	0.18	0.08	—	(4.30)
Year Ended 10/31/17	$17.30	(0.02)	4.10	4.08	(0.04)	(0.22)
Year Ended 10/31/16	$20.07	0.04	(1.00)	(0.96)	(0.05)	(1.76)
Class I
Six Months Ended 4/30/21 (unaudited)	$17.37	0.02	5.28	5.30	(0.02)	(0.46)
Year Ended 10/31/20	$17.61	0.09	0.90	0.99	(0.08)	(1.15)
Year Ended 10/31/19	$17.87	0.13	1.65	1.78	(0.13)	(1.91)
Year Ended 10/31/18	$22.00	0.11	0.16	0.27	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.19	4.27	4.46	(0.22)	(0.22)
Year Ended 10/31/16	$20.77	0.24	(1.03)	(0.79)	(0.24)	(1.76)
Class R
Six Months Ended 4/30/21 (unaudited)	$17.01	(0.03)	5.16	5.13	—	(0.46)
Year Ended 10/31/20	$17.29	— (e)	0.88	0.88	(0.01)	(1.15)
Year Ended 10/31/19	$17.58	0.04	1.62	1.66	(0.04)	(1.91)
Year Ended 10/31/18	$21.71	0.01	0.16	0.17	— (e)	(4.30)
Year Ended 10/31/17	$17.75	0.07	4.23	4.30	(0.12)	(0.22)
Year Ended 10/31/16	$20.54	0.14	(1.04)	(0.90)	(0.13)	(1.76)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(0.47)	$22.22	30.73%	1.07%	(0.01)%	1.07%	$228,026	33%
Year Ended 10/31/20	(1.19)	$17.41	5.47%	1.09%	0.29%	1.09%	$184,217	95%
Year Ended 10/31/19	(1.99)	$17.65	12.27%	1.08%	0.55%	1.08%	$204,945	132%
Year Ended 10/31/18	(4.36)	$17.90	(0.20)%	1.05%	0.32%	1.05%	$264,297	112%
Year Ended 10/31/17	(0.39)	$22.03	24.85%	1.05%	0.66%	1.05%	$311,255	133	%(f)
Year Ended 10/31/16	(1.95)	$18.01	(4.21)%	1.07%	1.06%	1.07%	$352,748	74%
Class C
Six Months Ended 4/30/21 (unaudited)	(0.46)	$20.36	30.07%	2.02%	(0.91)%	2.29%	$2,550	33%
Year Ended 10/31/20	(1.15)	$16.05	4.53%	2.05%	(0.64)%	2.14%	$3,046	95%
Year Ended 10/31/19	(1.91)	$16.46	11.19%	2.02%	(0.35)%	2.02%	$5,909	132%
Year Ended 10/31/18	(4.30)	$16.90	(1.02)%	1.89%	(0.53)%	1.89%	$11,586	112%
Year Ended 10/31/17	(0.26)	$21.12	23.82%	1.87%	(0.12)%	1.87%	$36,001	133	%(f)
Year Ended 10/31/16	(1.81)	$17.30	(5.01)%	1.90%	0.23%	1.90%	$50,213	74%
Class I
Six Months Ended 4/30/21 (unaudited)	(0.48)	$22.19	30.86%	0.83%	0.24%	0.86%	$25,796	33%
Year Ended 10/31/20	(1.23)	$17.37	5.81%	0.84%	0.56%	0.86%	$21,071	95%
Year Ended 10/31/19	(2.04)	$17.61	12.52%	0.84%	0.81%	0.84%	$31,619	132%
Year Ended 10/31/18	(4.40)	$17.87	0.05%	0.79%	0.58%	0.79%	$46,122	112%
Year Ended 10/31/17	(0.44)	$22.00	25.21%	0.80%	0.99%	0.80%	$74,466	133	%(f)
Year Ended 10/31/16	(2.00)	$17.98	(3.96)%	0.80%	1.33%	0.80%	$162,923	74%
Class R
Six Months Ended 4/30/21 (unaudited)	(0.46)	$21.68	30.49%	1.35%	(0.29)%	1.35%	$47,746	33%
Year Ended 10/31/20	(1.16)	$17.01	5.25%	1.37%	0.01%	1.37%	$39,432	95%
Year Ended 10/31/19	(1.95)	$17.29	11.90%	1.37%	0.26%	1.37%	$47,981	132%
Year Ended 10/31/18	(4.30)	$17.58	(0.47)%	1.34%	0.03%	1.34%	$54,776	112%
Year Ended 10/31/17	(0.34)	$21.71	24.56%	1.33%	0.38%	1.33%	$66,310	133	%(f)
Year Ended 10/31/16	(1.89)	$17.75	(4.55)%	1.36%	0.77%	1.36%	$69,751	74%

(continues on next page)
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/21 (unaudited)	$17.38	0.03	5.27	5.30	(0.02)	(0.46)
Year Ended 10/31/20	$17.62	0.08	0.92	1.00	(0.09)	(1.15)
Year Ended 10/31/19	$17.88	0.14	1.64	1.78	(0.13)	(1.91)
Year Ended 10/31/18	$22.00	0.11	0.17	0.28	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.18	4.29	4.47	(0.23)	(0.22)
Year Ended 10/31/16	$20.77	0.26	(1.05)	(0.79)	(0.24)	(1.76)
Class Y
Six Months Ended 4/30/21 (unaudited)	$17.41	0.02	5.28	5.30	(0.02)	(0.46)
Year Ended 10/31/20	$17.65	0.09	0.90	0.99	(0.08)	(1.15)
Year Ended 10/31/19	$17.90	0.12	1.66	1.78	(0.12)	(1.91)
Year Ended 10/31/18	$22.02	0.11	0.16	0.27	(0.09)	(4.30)
Year Ended 10/31/17	$18.00	0.17	4.28	4.45	(0.21)	(0.22)
Year Ended 10/31/16	$20.79	0.23	(1.03)	(0.80)	(0.23)	(1.76)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/21 (unaudited)	(0.48)	$22.20	30.86%	0.78%	0.29%	1.08%	$3,889	33%
Year Ended 10/31/20	(1.24)	$17.38	5.86%	0.78%	0.49%	1.34%	$3,103	95%
Year Ended 10/31/19	(2.04)	$17.62	12.58%	0.78%	0.83%	1.24%	$2,313	132%
Year Ended 10/31/18	(4.40)	$17.88	0.10%	0.78%	0.58%	1.21%	$2,189	112%
Year Ended 10/31/17	(0.45)	$22.00	25.24%	0.78%	0.94%	1.29%	$2,427	133	%(e)
Year Ended 10/31/16	(2.00)	$17.98	(3.93)%	0.78%	1.40%	0.92%	$2,332	74%
Class Y
Six Months Ended 4/30/21 (unaudited)	(0.48)	$22.23	30.86%	0.86%	0.21%	1.13%	$4,695	33%
Year Ended 10/31/20	(1.23)	$17.41	5.72%	0.86%	0.52%	1.31%	$3,737	95%
Year Ended 10/31/19	(2.03)	$17.65	12.53%	0.86%	0.76%	1.33%	$4,249	132%
Year Ended 10/31/18	(4.39)	$17.90	0.01%	0.86%	0.54%	1.13%	$4,373	112%
Year Ended 10/31/17	(0.43)	$22.02	25.11%	0.86%	0.88%	0.94%	$8,843	133	%(e)
Year Ended 10/31/16	(1.99)	$18.00	(4.01)%	0.86%	1.27%	0.96%	$11,907	74%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$6.31	(0.04)	1.13		1.09	(0.76)	(0.76)
Year Ended 10/31/20	$5.52	(0.06)	1.91		1.85	(1.06)	(1.06)
Year Ended 10/31/19	$7.94	(0.05)	0.05	(e)	— (f)	(2.42)	(2.42)
Year Ended 10/31/18	$10.23	(0.09)	0.85		0.76	(3.05)	(3.05)
Year Ended 10/31/17	$12.79	(0.09)	1.82		1.73	(4.29)	(4.29)
Year Ended 10/31/16	$19.17	(0.11)	(0.22)		(0.33)	(6.05)	(6.05)
Class C
Six Months Ended 4/30/21 (unaudited)	$1.97	(0.02)	0.33		0.31	(0.76)	(0.76)
Year Ended 10/31/20	$2.43	(0.03)	0.63		0.60	(1.06)	(1.06)
Year Ended 10/31/19	$5.00	(0.06)	(0.09	)(e)	(0.15)	(2.42)	(2.42)
Year Ended 10/31/18	$7.59	(0.10)	0.56		0.46	(3.05)	(3.05)
Year Ended 10/31/17	$10.65	(0.12)	1.35		1.23	(4.29)	(4.29)
Year Ended 10/31/16	$17.06	(0.18)	(0.18)		(0.36)	(6.05)	(6.05)
Class I
Six Months Ended 4/30/21 (unaudited)	$7.18	(0.03)	1.30		1.27	(0.76)	(0.76)
Year Ended 10/31/20	$6.13	(0.04)	2.15		2.11	(1.06)	(1.06)
Year Ended 10/31/19	$8.49	(0.04)	0.10	(e)	0.06	(2.42)	(2.42)
Year Ended 10/31/18	$10.71	(0.06)	0.89		0.83	(3.05)	(3.05)
Year Ended 10/31/17	$13.13	(0.05)	1.92		1.87	(4.29)	(4.29)
Year Ended 10/31/16	$19.47	(0.05)	(0.24)		(0.29)	(6.05)	(6.05)
Class Y
Six Months Ended 4/30/21 (unaudited)	$6.79	(0.03)	1.22		1.19	(0.76)	(0.76)
Year Ended 10/31/20	$5.86	(0.04)	2.03		1.99	(1.06)	(1.06)
Year Ended 10/31/19	$8.24	(0.04)	0.08	(e)	0.04	(2.42)	(2.42)
Year Ended 10/31/18	$10.48	(0.06)	0.87		0.81	(3.05)	(3.05)
Year Ended 10/31/17	$12.96	(0.06)	1.87		1.81	(4.29)	(4.29)
Year Ended 10/31/16	$19.31	(0.07)	(0.23)		(0.30)	(6.05)	(6.05)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$6.64	18.04%	1.36%	(1.17)%	1.55%	$8,330	27%
Year Ended 10/31/20	$6.31	39.61%	1.36%	(1.08)%	1.52%	$7,757	39%
Year Ended 10/31/19	$5.52	4.56%	1.36%	(0.97)%	1.60%	$5,732	62%
Year Ended 10/31/18	$7.94	9.41%	1.36%	(1.05)%	1.47%	$5,546	41%
Year Ended 10/31/17	$10.23	20.84%	1.40%	(0.94)%	1.40%	$7,639	60%
Year Ended 10/31/16	$12.79	(3.00)%	1.30%	(0.79)%	1.30%	$11,700	52%
Class C
Six Months Ended 4/30/21 (unaudited)	$1.52	18.22%	2.10%	(1.90)%	3.42%	$723	27%
Year Ended 10/31/20	$1.97	37.97%	2.10%	(1.79)%	2.67%	$1,190	39%
Year Ended 10/31/19	$2.43	3.92%	2.10%	(1.71)%	2.70%	$1,768	62%
Year Ended 10/31/18	$5.00	8.47%	2.10%	(1.78)%	2.40%	$3,042	41%
Year Ended 10/31/17	$7.59	20.06%	2.10%	(1.64)%	2.27%	$4,201	60%
Year Ended 10/31/16	$10.65	(3.79)%	2.10%	(1.59)%	2.15%	$6,321	52%
Class I
Six Months Ended 4/30/21 (unaudited)	$7.69	18.38%	0.95%	(0.76)%	1.31%	$7,190	27%
Year Ended 10/31/20	$7.18	39.95%	0.95%	(0.66)%	1.31%	$6,171	39%
Year Ended 10/31/19	$6.13	5.11%	0.95%	(0.56)%	1.26%	$6,043	62%
Year Ended 10/31/18	$8.49	9.74%	0.95%	(0.63)%	1.09%	$10,633	41%
Year Ended 10/31/17	$10.71	21.52%	0.95%	(0.47)%	1.01%	$16,103	60%
Year Ended 10/31/16	$13.13	(2.67)%	0.88%	(0.36)%	0.88%	$31,299	52%
Class Y
Six Months Ended 4/30/21 (unaudited)	$7.22	18.23%	1.02%	(0.83)%	1.89%	$1,525	27%
Year Ended 10/31/20	$6.79	39.72%	1.02%	(0.73)%	1.78%	$1,744	39%
Year Ended 10/31/19	$5.86	5.06%	1.02%	(0.63)%	1.69%	$2,498	62%
Year Ended 10/31/18	$8.24	9.75%	1.02%	(0.72)%	1.48%	$3,411	41%
Year Ended 10/31/17	$10.48	21.30%	1.02%	(0.55)%	1.42%	$2,128	60%
Year Ended 10/31/16	$12.96	(2.76)%	1.02%	(0.50)%	1.08%	$4,344	52%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$26.23	(0.02)	7.86	7.84	— (e)	(1.00)
Year Ended 10/31/20	$25.78	0.04	1.29	1.33	(0.09)	(0.79)
Year Ended 10/31/19	$26.10	0.10	2.26	2.36	(0.03)	(2.65)
Year Ended 10/31/18	$26.31	0.05	(0.15)	(0.10)	(0.11)	—
Year Ended 10/31/17	$21.48	0.13	4.95	5.08	(0.25)	—
Year Ended 10/31/16	$22.46	0.20	(1.11)	(0.91)	(0.07)	—
Class C
Six Months Ended 4/30/21 (unaudited)	$22.72	(0.13)	6.77	6.64	—	(1.00)
Year Ended 10/31/20	$22.54	(0.16)	1.13	0.97	—	(0.79)
Year Ended 10/31/19	$23.34	(0.09)	1.94	1.85	—	(2.65)
Year Ended 10/31/18	$23.66	(0.18)	(0.14)	(0.32)	—	—
Year Ended 10/31/17	$19.34	(0.08)	4.45	4.37	(0.05)	—
Year Ended 10/31/16	$20.34	0.01	(1.01)	(1.00)	—	—
Class I
Six Months Ended 4/30/21 (unaudited)	$26.59	— (e)	7.98	7.98	(0.05)	(1.00)
Year Ended 10/31/20	$26.13	0.08	1.31	1.39	(0.14)	(0.79)
Year Ended 10/31/19	$26.39	0.14	2.30	2.44	(0.05)	(2.65)
Year Ended 10/31/18	$26.62	0.09	(0.15)	(0.06)	(0.17)	—
Year Ended 10/31/17	$21.76	0.13	5.01	5.14	(0.28)	—
Year Ended 10/31/16	$22.78	0.23	(1.12)	(0.89)	(0.13)	—
Class R
Six Months Ended 4/30/21 (unaudited)	$24.93	(0.07)	7.46	7.39	—	(1.00)
Year Ended 10/31/20	$24.55	(0.04)	1.23	1.19	(0.02)	(0.79)
Year Ended 10/31/19	$25.02	0.03	2.15	2.18	—	(2.65)
Year Ended 10/31/18	$25.24	(0.03)	(0.15)	(0.18)	(0.04)	—
Year Ended 10/31/17	$20.63	0.05	4.75	4.80	(0.19)	—
Year Ended 10/31/16	$21.57	0.14	(1.07)	(0.93)	(0.01)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Special Value Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(1.00)	$33.07	30.51%	1.23	%(f)	(0.17)%	1.33%	$28,087	40%
Year Ended 10/31/20	(0.88)	$26.23	5.15%	1.23	%(f)	0.14%	1.33%	$24,302	102%
Year Ended 10/31/19	(2.68)	$25.78	11.32%	1.21%		0.41%	1.31%	$27,818	126%
Year Ended 10/31/18	(0.11)	$26.10	(0.42)%	1.17%		0.19%	1.27%	$32,565	113%
Year Ended 10/31/17	(0.25)	$26.31	23.84%	1.17%		0.53%	1.27%	$35,223	135%
Year Ended 10/31/16	(0.07)	$21.48	(4.06)%	1.20%		0.93%	1.30%	$36,971	76%
Class C
Six Months Ended 4/30/21 (unaudited)	(1.00)	$28.36	29.92%	2.10	%(f)	(1.02)%	3.50%	$875	40%
Year Ended 10/31/20	(0.79)	$22.72	4.26%	2.10	%(f)	(0.72)%	2.99%	$863	102%
Year Ended 10/31/19	(2.65)	$22.54	10.34%	2.10%		(0.44)%	2.79%	$1,241	126%
Year Ended 10/31/18	—	$23.34	(1.35)%	2.10%		(0.75)%	2.27%	$2,145	113%
Year Ended 10/31/17	(0.05)	$23.66	22.65%	2.10%		(0.38)%	2.21%	$7,296	135%
Year Ended 10/31/16	—	$19.34	(4.92)%	2.09%		0.04%	2.19%	$7,955	76%
Class I
Six Months Ended 4/30/21 (unaudited)	(1.05)	$33.52	30.59%	1.05	%(f)	0.01%	1.32%	$3,859	40%
Year Ended 10/31/20	(0.93)	$26.59	5.35%	1.05	%(f)	0.32%	1.31%	$3,283	102%
Year Ended 10/31/19	(2.70)	$26.13	11.52%	1.05%		0.58%	1.34%	$3,274	126%
Year Ended 10/31/18	(0.17)	$26.39	(0.28)%	1.02%		0.31%	1.16%	$3,678	113%
Year Ended 10/31/17	(0.28)	$26.62	23.86%	1.15%		0.56%	1.25%	$3,703	135%
Year Ended 10/31/16	(0.13)	$21.76	(3.93)%	1.05%		1.07%	1.15%	$4,016	76%
Class R
Six Months Ended 4/30/21 (unaudited)	(1.00)	$31.32	30.28%	1.55	%(f)	(0.49)%	1.65%	$15,843	40%
Year Ended 10/31/20	(0.81)	$24.93	4.82%	1.54	%(f)	(0.16)%	1.64%	$13,875	102%
Year Ended 10/31/19	(2.65)	$24.55	11.03%	1.50%		0.13%	1.60%	$21,084	126%
Year Ended 10/31/18	(0.04)	$25.02	(0.71)%	1.46%		(0.10)%	1.56%	$26,532	113%
Year Ended 10/31/17	(0.19)	$25.24	23.43%	1.47%		0.24%	1.57%	$36,688	135%
Year Ended 10/31/16	(0.01)	$20.63	(4.29)%	1.46%		0.67%	1.56%	$34,784	76%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class Y
Six Months Ended 4/30/21 (unaudited)	$26.44	0.01	7.91	7.92	(0.06)	(1.00)
Year Ended 10/31/20	$25.98	0.09	1.32	1.41	(0.16)	(0.79)
Year Ended 10/31/19	$26.25	0.15	2.28	2.43	(0.05)	(2.65)
Year Ended 10/31/18	$26.47	0.12	(0.17)	(0.05)	(0.17)	—
Year Ended 10/31/17	$21.62	0.18	4.98	5.16	(0.31)	—
Year Ended 10/31/16	$22.62	0.26	(1.12)	(0.86)	(0.14)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Special Value Fund
Class Y
Six Months Ended 4/30/21 (unaudited)	(1.06)	$33.30	30.62%	1.00%		0.06%	2.62%	$695	40%
Year Ended 10/31/20	(0.95)	$26.44	5.40%	1.00	%(e)	0.36%	3.68%	$584	102%
Year Ended 10/31/19	(2.70)	$25.98	11.57%	1.00%		0.60%	4.50%	$520	126%
Year Ended 10/31/18	(0.17)	$26.25	(0.21)%	0.97%		0.42%	2.82%	$436	113%
Year Ended 10/31/17	(0.31)	$26.47	24.12%	0.93%		0.77%	2.07%	$1,219	135%
Year Ended 10/31/16	(0.14)	$21.62	(3.80)%	0.93%		1.20%	1.75%	$1,170	76%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$16.48	0.59	2.78	3.37	(0.14)	—
Year Ended 10/31/20	$16.47	0.23	0.41	0.64	(0.23)	(0.40)
Year Ended 10/31/19	$15.44	0.43	1.12	1.55	(0.39)	(0.13)
Year Ended 10/31/18	$16.41	0.29	(0.68)	(0.39)	(0.39)	(0.19)
Year Ended 10/31/17	$14.80	0.50	1.51	2.01	(0.40)	—
Year Ended 10/31/16	$15.10	0.15	(0.28)	(0.13)	(0.17)	—
Class C
Six Months Ended 4/30/21 (unaudited)	$16.19	0.52	2.72	3.24	(0.08)	—
Year Ended 10/31/20	$16.18	0.13	0.39	0.52	(0.11)	(0.40)
Year Ended 10/31/19	$15.19	0.30	1.10	1.40	(0.28)	(0.13)
Year Ended 10/31/18	$16.19	0.21	(0.71)	(0.50)	(0.31)	(0.19)
Year Ended 10/31/17	$14.65	0.43	1.44	1.87	(0.33)	—
Year Ended 10/31/16	$14.97	0.06	(0.29)	(0.23)	(0.09)	—
Class I
Six Months Ended 4/30/21 (unaudited)	$16.57	0.64	2.78	3.42	(0.16)	—
Year Ended 10/31/20	$16.56	0.27	0.41	0.68	(0.27)	(0.40)
Year Ended 10/31/19	$15.52	0.46	1.13	1.59	(0.42)	(0.13)
Year Ended 10/31/18	$16.48	0.35	(0.70)	(0.35)	(0.42)	(0.19)
Year Ended 10/31/17	$14.86	0.55	1.50	2.05	(0.43)	—
Year Ended 10/31/16	$15.16	0.15	(0.24)	(0.09)	(0.21)	—
Class R
Six Months Ended 4/30/21 (unaudited)	$16.44	0.55	2.79	3.34	(0.12)	—
Year Ended 10/31/20	$16.43	0.19	0.42	0.61	(0.20)	(0.40)
Year Ended 10/31/19	$15.41	0.36	1.14	1.50	(0.35)	(0.13)
Year Ended 10/31/18	$16.38	0.27	(0.70)	(0.43)	(0.35)	(0.19)
Year Ended 10/31/17	$14.79	0.46	1.49	1.95	(0.36)	—
Year Ended 10/31/16	$15.09	0.09	(0.26)	(0.17)	(0.13)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%, 1.54%, 0.42%, and 1.43% for Class A, C, I and R, respectively.

(g)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fee and expenses.

(h)  Portfolio turnover increased due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Gross Expenses(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(0.14)	$19.71	20.50%	0.40%		6.36%	0.79%		$16,741	5%
Year Ended 10/31/20	(0.63)	$16.48	3.99%	0.40%		1.45%	0.81%		$14,364	13%
Year Ended 10/31/19	(0.52)	$16.47	10.37%	0.40%		2.69%	0.77%		$15,365	5%
Year Ended 10/31/18	(0.58)	$15.44	(2.56)%	0.40%		1.77%	0.28	%(f)	$18,747	40%
Year Ended 10/31/17	(0.40)	$16.41	13.72%	0.30%		3.19%	0.79%		$14,820	51%
Year Ended 10/31/16	(0.17)	$14.80	(0.87)%	0.31	%(g)	0.99%	1.69%		$16,587	192	%(h)
Class C
Six Months Ended 4/30/21 (unaudited)	(0.08)	$19.35	20.06%	1.15%		5.70%	2.01%		$2,329	5%
Year Ended 10/31/20	(0.51)	$16.19	3.23%	1.15%		0.82%	1.90%		$2,009	13%
Year Ended 10/31/19	(0.41)	$16.18	9.53%	1.15%		1.94%	1.72%		$3,193	5%
Year Ended 10/31/18	(0.50)	$15.19	(3.26)%	1.15%		1.30%	1.08	%(f)	$4,445	40%
Year Ended 10/31/17	(0.33)	$16.19	12.88%	1.03%		2.78%	1.58%		$8,814	51%
Year Ended 10/31/16	(0.09)	$14.65	(1.56)%	0.95	%(g)	0.44%	2.65%		$9,724	192	%(h)
Class I
Six Months Ended 4/30/21 (unaudited)	(0.16)	$19.83	20.71%	0.15%		6.91%	0.56%		$8,809	5%
Year Ended 10/31/20	(0.67)	$16.57	4.22%	0.15%		1.66%	0.59%		$7,006	13%
Year Ended 10/31/19	(0.55)	$16.56	10.63%	0.15%		2.90%	0.59%		$5,743	5%
Year Ended 10/31/18	(0.61)	$15.52	(2.29)%	0.15%		2.11%	0.01	%(f)	$8,811	40%
Year Ended 10/31/17	(0.43)	$16.48	13.95%	0.10%		3.48%	0.61%		$9,153	51%
Year Ended 10/31/16	(0.21)	$14.86	(0.61)%	0.24	%(g)	1.04%	2.64%		$1,099	192	%(h)
Class R
Six Months Ended 4/30/21 (unaudited)	(0.12)	$19.66	20.35%	0.65%		6.03%	1.78%		$1,353	5%
Year Ended 10/31/20	(0.60)	$16.44	3.74%	0.65%		1.18%	1.76%		$1,259	13%
Year Ended 10/31/19	(0.48)	$16.43	10.08%	0.65%		2.30%	1.87%		$1,308	5%
Year Ended 10/31/18	(0.54)	$15.41	(2.77)%	0.65%		1.63%	1.01	%(f)	$1,529	40%
Year Ended 10/31/17	(0.36)	$16.38	13.36%	0.56%		2.96%	1.80%		$1,892	51%
Year Ended 10/31/16	(0.13)	$14.79	(1.14)%	0.62	%(g)	0.58%	2.13%		$1,702	192	%(h)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class A
Six Months Ended 4/30/21 (unaudited)	$8.40	0.01		(0.04)		(0.03)	(0.20)	(0.20)
Year Ended 10/31/20	$8.56	0.06		0.17		0.23	(0.39)	(0.39)
Year Ended 10/31/19	$8.56	0.18		0.28		0.46	(0.46)	(0.46)
Year Ended 10/31/18	$9.09	0.15	(e)	(0.23	)(e)	(0.08)	(0.45)	(0.45)
Year Ended 10/31/17	$9.63	0.10		(0.15)		(0.05)	(0.49)	(0.49)
Year Ended 10/31/16	$9.96	0.11		0.05		0.16	(0.49)	(0.49)
Class C
Six Months Ended 4/30/21 (unaudited)	$8.31	(0.03)		(0.02)		(0.05)	(0.17)	(0.17)
Year Ended 10/31/20	$8.48	—	(f)	0.16		0.16	(0.33)	(0.33)
Year Ended 10/31/19	$8.48	0.13		0.26		0.39	(0.39)	(0.39)
Year Ended 10/31/18	$9.01	0.08	(e)	(0.23	)(e)	(0.15)	(0.38)	(0.38)
Year Ended 10/31/17	$9.56	0.03		(0.16)		(0.13)	(0.42)	(0.42)
Year Ended 10/31/16	$9.89	0.03		0.06		0.09	(0.42)	(0.42)
Class I
Six Months Ended 4/30/21 (unaudited)	$8.39	0.02		(0.03)		(0.01)	(0.21)	(0.21)
Year Ended 10/31/20	$8.55	0.08		0.17		0.25	(0.41)	(0.41)
Year Ended 10/31/19	$8.55	0.16		0.32		0.48	(0.48)	(0.48)
Year Ended 10/31/18	$9.08	0.15	(e)	(0.21	)(e)	(0.06)	(0.47)	(0.47)
Year Ended 10/31/17	$9.63	0.13		(0.16)		(0.03)	(0.52)	(0.52)
Year Ended 10/31/16	$9.96	0.13		0.06		0.19	(0.52)	(0.52)
Class R
Six Months Ended 4/30/21 (unaudited)	$8.40	0.01		(0.03)		(0.02)	(0.20)	(0.20)
Year Ended 10/31/20	$8.56	0.06		0.17		0.23	(0.39)	(0.39)
Year Ended 10/31/19	$8.57	0.18		0.27		0.45	(0.46)	(0.46)
Year Ended 10/31/18	$9.09	0.15	(e)	(0.22	)(e)	(0.07)	(0.45)	(0.45)
Year Ended 10/31/17	$9.64	0.10		(0.16)		(0.06)	(0.49)	(0.49)
Year Ended 10/31/16	$9.97	0.11		0.05		0.16	(0.49)	(0.49)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Fund for Income
Class A
Six Months Ended 4/30/21 (unaudited)	$8.17	(0.40)%	0.91%	0.20%		0.91%	$141,270	24%
Year Ended 10/31/20	$8.40	2.75%	0.91%	0.75%		0.92%	$151,236	55%
Year Ended 10/31/19	$8.56	5.50%	0.92%	2.12%		0.94%	$136,570	29%
Year Ended 10/31/18	$8.56	(0.91)%	0.92%	1.64	%(e)	0.93%	$153,574	27%
Year Ended 10/31/17	$9.09	(0.51)%	0.88%	1.08%		0.88%	$224,822	30%
Year Ended 10/31/16	$9.63	1.62%	0.91%	1.10%		0.91%	$400,740	31%
Class C
Six Months Ended 4/30/21 (unaudited)	$8.09	(0.65)%	1.71%	(0.64)%		1.78%	$12,209	24%
Year Ended 10/31/20	$8.31	1.85%	1.71%	(0.01)%		1.74%	$20,801	55%
Year Ended 10/31/19	$8.48	4.72%	1.72%	1.53%		1.73%	$22,541	29%
Year Ended 10/31/18	$8.48	(1.69)%	1.70%	0.94	%(e)	1.71%	$31,976	27%
Year Ended 10/31/17	$9.01	(1.41)%	1.67%	0.29%		1.67%	$50,316	30%
Year Ended 10/31/16	$9.56	0.88%	1.69%	0.32%		1.69%	$72,958	31%
Class I
Six Months Ended 4/30/21 (unaudited)	$8.17	(0.15)%	0.64%	0.45%		0.66%	$429,376	24%
Year Ended 10/31/20	$8.39	3.01%	0.64%	0.95%		0.66%	$590,749	55%
Year Ended 10/31/19	$8.55	5.79%	0.64%	1.84%		0.65%	$447,735	29%
Year Ended 10/31/18	$8.55	(0.64)%	0.63%	1.69	%(e)	0.63%	$331,338	27%
Year Ended 10/31/17	$9.08	(0.34)%	0.61%	1.34%		0.61%	$520,056	30%
Year Ended 10/31/16	$9.63	1.90%	0.63%	1.37%		0.63%	$547,322	31%
Class R
Six Months Ended 4/30/21 (unaudited)	$8.18	(0.40)%	0.91%	0.19%		0.92%	$37,950	24%
Year Ended 10/31/20	$8.40	2.74%	0.91%	0.76%		0.92%	$43,684	55%
Year Ended 10/31/19	$8.56	5.37%	0.92%	2.04%		0.94%	$38,596	29%
Year Ended 10/31/18	$8.57	(0.79)%	0.91%	1.67	%(e)	0.91%	$43,405	27%
Year Ended 10/31/17	$9.09	(0.62)%	0.88%	1.08%		0.88%	$58,783	30%
Year Ended 10/31/16	$9.64	1.62%	0.90%	1.11%		0.90%	$85,195	31%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class R6
Six Months Ended 4/30/21 (unaudited)	$8.38	0.02		(0.03)		(0.01)	(0.21)	(0.21)
Year Ended 10/31/20	$8.54	0.08		0.18		0.26	(0.42)	(0.42)
Year Ended 10/31/19	$8.55	0.17		0.30		0.47	(0.48)	(0.48)
Year Ended 10/31/18	$9.07	0.13	(e)	(0.18	)(e)	(0.05)	(0.47)	(0.47)
Year Ended 10/31/17	$9.62	0.12		(0.16)		(0.04)	(0.51)	(0.51)
Year Ended 10/31/16	$9.95	0.13		0.06		0.19	(0.52)	(0.52)
Class Y
Six Months Ended 4/30/21 (unaudited)	$8.40	0.02		(0.04)		(0.02)	(0.21)	(0.21)
Year Ended 10/31/20	$8.56	0.06		0.19		0.25	(0.41)	(0.41)
Year Ended 10/31/19	$8.56	0.13		0.35		0.48	(0.48)	(0.48)
Year Ended 10/31/18	$9.08	0.19	(e)	(0.25	)(e)	(0.06)	(0.46)	(0.46)
Year Ended 10/31/17	$9.64	0.10		(0.15)		(0.05)	(0.51)	(0.51)
Year Ended 10/31/16	$9.96	0.13		0.06		0.19	(0.51)	(0.51)
Member Class
11/3/20(f) through 4/30/21 (unaudited)	$8.41	0.10		(0.14)		(0.04)	(0.17)	(0.17)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Fund for Income
Class R6
Six Months Ended 4/30/21 (unaudited)	$8.16	(0.26)%	0.60%	0.48%		0.60%	$29,099	24%
Year Ended 10/31/20	$8.38	3.06%	0.63%	0.88%		0.64%	$49,009	55%
Year Ended 10/31/19	$8.54	5.68%	0.63%	2.00%		0.66%	$15,864	29%
Year Ended 10/31/18	$8.55	(0.52)%	0.63%	1.43	%(e)	0.69%	$13,741	27%
Year Ended 10/31/17	$9.07	(0.36)%	0.63%	1.31%		0.73%	$9,407	30%
Year Ended 10/31/16	$9.62	1.89%	0.63%	1.37%		0.97%	$6,286	31%
Class Y
Six Months Ended 4/30/21 (unaudited)	$8.17	(0.29)%	0.69%	0.40%		0.69%	$144,429	24%
Year Ended 10/31/20	$8.40	2.95%	0.71%	0.67%		0.74%	$186,421	55%
Year Ended 10/31/19	$8.56	5.72%	0.71%	1.48%		0.79%	$54,950	29%
Year Ended 10/31/18	$8.56	(0.61)%	0.71%	2.14	%(e)	0.79%	$31,975	27%
Year Ended 10/31/17	$9.08	(0.53)%	0.68%	1.09%		0.68%	$62,408	30%
Year Ended 10/31/16	$9.64	1.92%	0.71%	1.30%		0.89%	$8,119	31%
Member Class
11/3/20(f) through 4/30/21 (unaudited)	$8.20	(0.42)%	0.75%	2.44%		5.97%	$835	24%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$17.31	0.12	3.12	(e)	3.24	(0.73)	—
Year Ended 10/31/20	$17.51	0.27	0.47		0.74	(0.35)	(0.59)
Year Ended 10/31/19	$16.22	0.21	1.84		2.05	(0.28)	(0.48)
Year Ended 10/31/18	$16.53	0.30	0.01		0.31	(0.53)	(0.09)
Year Ended 10/31/17	$13.72	0.17	2.89		3.06	(0.25)	—
Year Ended 10/31/16	$14.00	0.11	(0.07)		0.04	(0.32)	—
Class I
Six Months Ended 4/30/21 (unaudited)	$17.32	0.16	3.12	(e)	3.28	(0.78)	—
Year Ended 10/31/20	$17.50	0.33	0.49		0.82	(0.41)	(0.59)
Year Ended 10/31/19	$16.21	0.31	1.83		2.14	(0.37)	(0.48)
Year Ended 10/31/18	$16.53	0.36	(0.01)		0.35	(0.58)	(0.09)
Year Ended 10/31/17	$13.71	0.22	2.90		3.12	(0.30)	—
Year Ended 10/31/16	$13.98	0.17	(0.07)		0.10	(0.37)	—
Member Class
11/3/20(f) through 4/30/21 (unaudited)	$17.36	0.13	3.16	(e)	3.29	(0.10)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(0.73)	$19.82	19.15%	1.39%	1.26%	1.57%	$21,662	18%
Year Ended 10/31/20	(0.94)	$17.31	4.43%	1.38%	1.63%	1.38%	$16,571	34%
Year Ended 10/31/19	(0.76)	$17.51	13.35%	1.49%	1.31%	1.49%	$16,349	35%
Year Ended 10/31/18	(0.62)	$16.22	1.87%	1.27%	1.79%	1.27%	$14,268	41%
Year Ended 10/31/17	(0.25)	$16.53	22.57%	1.30%	1.12%	1.30%	$33,040	39%
Year Ended 10/31/16	(0.32)	$13.72	0.29%	1.48%	0.80%	1.48%	$14,350	22%
Class I
Six Months Ended 4/30/21 (unaudited)	(0.78)	$19.82	19.42%	0.93%	1.73%	0.93%	$343,693	18%
Year Ended 10/31/20	(1.00)	$17.32	4.91%	0.96%	1.98%	0.96%	$276,923	34%
Year Ended 10/31/19	(0.85)	$17.50	13.99%	0.96%	1.87%	0.96%	$263,981	35%
Year Ended 10/31/18	(0.67)	$16.21	2.16%	0.94%	2.17%	0.94%	$126,871	41%
Year Ended 10/31/17	(0.30)	$16.53	23.07%	0.94%	1.47%	0.94%	$78,879	39%
Year Ended 10/31/16	(0.37)	$13.71	0.77%	0.99%	1.26%	0.99%	$53,438	22%
Member Class
11/3/20(f) through 4/30/21 (unaudited)	(0.10)	$20.55	18.96%	1.10%	1.36%	19.35%	$288	18%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Diversified Stock Fund	Diversified Stock Fund	Class A, C, I, R, R6, and Y
Victory NewBridge Large Cap Growth Fund	NewBridge Large Cap Growth Fund	Class A, C, I, and Y
Victory Special Value Fund	Special Value Fund	Class A, C, I, R, and Y
Victory Strategic Allocation Fund	Strategic Allocation Fund	Class A, C, I, and R
Victory INCORE Fund for Income	INCORE Fund for Income	Class A, C, I, R, R6, Y, and Member Class*
Victory INCORE Investment Grade Convertible Fund	INCORE Investment Grade Convertible Fund	Class A, I, and Member Class*

* Member Class commenced operations on November 3, 2020.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost provided that amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of April 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Diversified Stock Fund
Common Stocks	$307,395	$—	$—	$307,395
Exchange-Traded Funds	3,576	—	—	3,576
Collateral for Securities Loaned	5,975	—	—	5,975
Total	$316,946	$—	$—	$316,946
NewBridge Large Cap Growth Fund
Common Stocks	$17,602	$—	$—	$17,602
Collateral for Securities Loaned	178	—	—	178
Total	$17,780	$—	$—	$17,780

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	Level 1	Level 2	Level 3	Total
Special Value Fund
Common Stocks	$48,081	$—	$—	$48,081
Exchange-Traded Funds	1,223	—	—	1,223
Total	$49,304	$—	$—	$49,304
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	$2,015	$—	$—	$2,015
Affiliated Mutual Funds	22,059	—	—	22,059
Total	$24,074	$—	$—	$24,074
INCORE Fund for Income
Government National Mortgage Association	$—	$568,762	$—	$568,762
U.S. Treasury Obligations	—	229,866	—	229,866
Investment Companies	100	—	—	100
Total	$100	$798,628	$—	$798,728
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	$—	$243,986	$—	$243,986
Convertible Preferred Stocks	104,152	5,180	—	109,332
Collateral for Securities Loaned	40,105	—	—	40,105
Total	$144,257	$249,166	$—	$393,423

For the six months ended April 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Funds maintain cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Funds own delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2021. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of		Value of Non-Cash Collateral Received by Maturity
	Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Diversified Stock Fund	$5,775	$5,775	$—	$—	$—	$—
NewBridge Large Cap Growth Fund	169	169	—	—	—	—
INCORE Investment Grade Convertible Fund	39,019	39,019	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

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Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2021 were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions, if any, are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Diversified Stock Fund	$91,504	$107,944	$—	$—
NewBridge Large Cap Growth Fund	4,524	6,674	—	—
Special Value Fund	18,625	24,297	—	—
Strategic Allocation Fund	1,285	5,647	—	—
INCORE Fund for Income	—	—	216,153	405,321
INCORE Investment Grade Convertible Fund	63,608	54,877	—	—

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

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	Adviser Fee Tier Rates
	Up to $800 million	$800 million – $2.4 billion	Over $2.4 billion
Diversified Stock Fund	0.65%	0.60%	0.55%
	Up to $400 million	$400 million – $800 million	Over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
	Flat Rate
Strategic Allocation Fund	0.10%
	Up to $400 million	$400 million – $800 million	Over $800 million
INCORE Fund for Income	0.50%	0.45%	0.40%
INCORE Investment Grade Convertible Fund	0.75%	0.65%	0.60%

Amounts incurred and paid to VCM for the six months ended April 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Funds (as part of the Trust) have entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The Funds in the Victory Funds Complex along with the funds in the USAA Mutual Funds Trust, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for Member Class and receives no fee or other compensation for these services.

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Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class I	Class R	Class R6	Class Y	Member Class
Diversified Stock Fund	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	N/A
NewBridge Large Cap Growth Fund	0.25%	1.00%	0.00%	N/A	N/A	0.00%	N/A
Special Value Fund	0.25%	1.00%	0.00%	0.00%	N/A	0.00%	N/A
Strategic Allocation Fund	0.25%	1.00%	0.00%	0.00%	N/A	N/A	N/A
INCORE Fund for Income	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%	0.00%
INCORE Investment Grade Convertible Fund	0.25%	N/A	0.00%	N/A	N/A	N/A	0.00%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended April 30, 2021, the Distributor received approximately $15 thousand from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2022
	Class A	Class C	Class I	Class R	Class R6	Class Y	Member Class
Diversified Stock Fund	N/A	2.02%	0.83%	N/A	0.78%	0.86%	N/A
NewBridge Large Cap Growth Fund	1.36%	2.10%	0.95%	N/A	N/A	1.02%	N/A
Special Value Fund	N/A	2.20%	1.15%	N/A	N/A	1.10%	N/A
Strategic Allocation Fund	0.40%	1.15%	0.15%	0.65%	N/A	N/A	N/A
INCORE Fund for Income	0.91%	1.71%	0.64%	0.91%	0.63%	0.71%	0.75%
INCORE Investment Grade Convertible Fund	1.39%	N/A	N/A	N/A	N/A	N/A	1.10%

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The Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of the class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended April 30, 2021, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of April 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at April 30, 2021.

Effective May 1, 2021, the expense limitation agreements have been revised to reflect that the Adviser will have the ability to recoup expenses up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The Adviser has determined the effect of this change will have no significant impact on financial statements.

	Expires 10/31/2021	Expires 10/31/2022	Expires 10/31/2023	Expires 10/31/2024	Total
Diversified Stock Fund	$27	$30	$36	$18	$111
NewBridge Large Cap Growth Fund	64	76	58	32	230
Special Value Fund	21	33	28	14	96
INCORE Fund for Income	31	86	105	80	302
INCORE Investment Grade Convertible Fund	—	—	—	28	28

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended April 30, 2021, the Adviser voluntarily waived the following amounts (in thousands):

Special Value Fund	$24

For the year ended October 31, 2020, the Sub-Administrator voluntarily reimbursed INCORE Fund for Income $75 thousand for expenses incurred by the Fund related to the Reclassification Adjustment disclosed in Item 10 of the Notes to Financial Statements. Had this voluntary waiver not occurred, the net expense ratios of each class in the Fund would have been 0.01% higher for the year ended October 31, 2020. This voluntary reimbursement is not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Sector Risk — The NewBridge Large Cap Growth Fund is subject to sector risk. To the extent that Fund focuses in one or more sectors, such as the Information Technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could

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make the Fund's performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Credit and Interest Rate Risk — The INCORE Fund for Income and the INCORE Investment Grade Convertible Bond Fund are subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Funds' investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

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encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023, for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023, (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021, or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended April 30, 2021, the Victory Funds Complex and the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020, with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended April 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank also received an annual upfront fee of 0.10% on the $300 million committed line of credit. Effective with the next amendment, the upfront fee of 0.10% will be discontinued. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees. The Funds had no borrowings under the Line of Credit agreement during the six months ended April 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

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by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2021, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
INCORE Fund for Income	Borrower	$—	$825	3	0.57%	$825
INCORE Investment Grade Convertible Fund	Borrower	—	946	1	0.62%	946

*  For the six months ended April 30, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Dividends from net investment income, if any, are declared and paid as noted in the table below.

	Declared	Paid
Diversified Stock Fund	Quarterly	Quarterly
NewBridge Large Cap Growth Fund	Annually	Annually
Special Value Fund	Annually	Annually
Strategic Allocation Fund	Quarterly	Quarterly
INCORE Fund for Income	Monthly	Monthly
INCORE Investment Grade Convertible Fund	Quarterly	Quarterly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2021.

As of the tax year ended October 31, 2020, the Funds had net capital loss carryforwards as summarized in the table below (amounts in thousands):

	Short-Term Amount	Long-Term Amount	Total
Strategic Allocation Fund	$—	$76	$76
INCORE Fund for Income	110,087	205,377	315,464
INCORE Investment Grade Convertible Fund	—	1,509	1,509

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended April 30, 2021, were as follows (amounts in thousands):

	Fair Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/2021	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund, Class R6	$3,081	$110	$—	$—	$—	$(40)	$3,151	$40
Victory Integrity Discovery Fund, Class Y	820	—	(105)	(20)	—	569	1,264	—
Victory Market Neutral Income Fund, Class I	5,412	275	—	—	101	(40)	5,647	102
Victory RS Global Fund, Class Y	7,049	64	(353)	73	3	1,746	8,579	61
Victory RS Partners Fund, Class Y	830	14	(78)	14	14	460	1,240	—	*
Victory Sophus Emerging Markets Fund, Class R6	—	70	—	—	—	1	71	—	*
Victory Sophus Emerging Markets Small Cap Fund, Class Y	1,916	682	(2,579)	(682)	—	663	—	682
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	1,987	19	(2,453)	281	—	166	—	19
Victory Trivalent International Small-Cap Fund, Class I	1,710	8	(79)	24	—	444	2,107	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,629	43	—	—	—	343	2,015	18
	$24,434	$1,285	$(5,647)	$(310)	$118	$4,312	$24,074	$930

*  Rounds to less than $1 thousand.

Victory Portfolios	Supplemental Information April 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020, through April 30, 2021 (unless otherwise noted).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Actual Ending Account Value 4/30/21	Hypothetical Ending Account Value 4/30/21	Actual Expenses Paid During Period 11/1/20-4/30/21*	Hypothetical Expenses Paid During Period 11/1/20-4/30/21*	Annualized Expense Ratio During Period 11/1/20-4/30/21
Diversified Stock Fund
Class A	$1,000.00	$1,307.30	$1,019.49	$6.12	$5.36	1.07%
Class C	1,000.00	1,300.70	1,014.78	11.52	10.09	2.02%
Class I	1,000.00	1,308.60	1,020.68	4.75	4.16	0.83%
Class R	1,000.00	1,304.90	1,018.10	7.72	6.76	1.35%
Class R6	1,000.00	1,308.60	1,020.93	4.46	3.91	0.78%
Class Y	1,000.00	1,308.60	1,020.53	4.92	4.31	0.86%

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

	Beginning Account Value 11/1/20	Actual Ending Account Value 4/30/21	Hypothetical Ending Account Value 4/30/21	Actual Expenses Paid During Period 11/1/20-4/30/21*	Hypothetical Expenses Paid During Period 11/1/20-4/30/21*	Annualized Expense Ratio During Period 11/1/20-4/30/21
Newbridge Large Cap Growth Fund
Class A	$1,000.00	$1,180.40	$1,018.05	$7.35	$6.80	1.36%
Class C	1,000.00	1,182.20	1,014.38	11.36	10.49	2.10%
Class I	1,000.00	1,183.80	1,020.08	5.14	4.76	0.95%
Class Y	1,000.00	1,182.30	1,019.74	5.52	5.11	1.02%
Special Value Fund
Class A	1,000.00	1,305.10	1,018.70	7.03	6.16	1.23%
Class C	1,000.00	1,299.20	1,014.38	11.97	10.49	2.10%
Class I	1,000.00	1,305.90	1,019.59	6.00	5.26	1.05%
Class R	1,000.00	1,302.80	1,017.11	8.85	7.75	1.55%
Class Y	1,000.00	1,306.20	1,019.84	5.72	5.01	1.00%
Strategic Allocation Fund
Class A	1,000.00	1,205.00	1,022.81	2.19	2.01	0.40%
Class C	1,000.00	1,200.60	1,019.09	6.27	5.76	1.15%
Class I	1,000.00	1,207.10	1,024.05	0.82	0.75	0.15%
Class R	1,000.00	1,203.50	1,021.57	3.55	3.26	0.65%
INCORE Fund for Income
Class A	1,000.00	996.00	1,020.28	4.50	4.56	0.91%
Class C	1,000.00	993.50	1,016.31	8.45	8.55	1.71%
Class I	1,000.00	998.50	1,021.62	3.17	3.21	0.64%
Class R	1,000.00	996.00	1,020.28	4.50	4.56	0.91%
Class R6	1,000.00	997.40	1,021.82	2.97	3.01	0.60%
Class Y	1,000.00	997.10	1,021.37	3.42	3.46	0.69%
Member Class**	1,000.00	995.80	1,021.08	3.67	3.76	0.75%
INCORE Investment Grade Convertible Fund
Class A	1,000.00	1,191.50	1,017.90	7.55	6.95	1.39%
Class I	1,000.00	1,194.20	1,020.18	5.06	4.66	0.93%
Member Class**	1,000.00	1,189.60	1,019.34	5.91	5.51	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 179/365 to reflect the stub period from commencement of operations November 3, 2020, through April 30, 2021.

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020, called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by an independent consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through February 28, 2021. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Diversified Stock Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and underperformed the peer group median for all of the periods reviewed, with the exception of the one-year period. The Adviser discussed the Fund's performance in the context of the Fund's investment strategy. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Special Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, with the exception of the ten-year period, and outperformed the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

INCORE Investment Grade Convertible Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, with the exception of the one-year period, and underperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its benchmark index in August 2017. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund's investment strategy, benchmark index, and fee and expense profile.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Portfolios	Supplemental Information — continued April 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-SAR (4/21)

April 30, 2021

Semi Annual Report

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

TABLE OF CONTENTS

Investment Objective and Portfolio Holdings	4
Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	6
Victory Sycamore Small Company Opportunity Fund	9
Financial Statements
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	20
Notes to Financial Statements	26
Supplemental Information	35
Proxy Voting and Portfolio Holdings Information	35
Expense Examples	35
Advisory Contract Approval	37
Liquidity Risk Management Program	40
Privacy Policy (inside back cover)
1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

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3

Victory Portfolios Victory Sycamore Established Value Fund	April 30, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide long-term capital growth by investing primarily in common stocks.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

Archer-Daniels-Midland Co.	2.5%
Textron, Inc.	2.2%
BorgWarner, Inc.	2.2%
Alleghany Corp.	2.1%
American Financial Group, Inc.	1.9%
Everest Re Group Ltd.	1.7%
W.R. Berkley Corp.	1.7%
Tyson Foods, Inc., Class A	1.7%
Avery Dennison Corp.	1.7%
Yum! Brands, Inc.	1.7%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

*  Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	April 30, 2021

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide capital appreciation.

Top 10 Holdings*:

April 30, 2021

(% of Net Assets)

EMCOR Group, Inc.	1.7%
UMB Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.7%
South State Corp.	1.5%
Core-Mark Holding Co., Inc.	1.5%
Steven Madden Ltd.	1.5%
Korn Ferry	1.4%
Sanderson Farms, Inc.	1.4%
Pinnacle Financial Partners, Inc.	1.4%
Cabot Corp.	1.4%

Sector Allocation*:

April 30, 2021

(% of Net Assets)

*  Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Communication Services (1.6%):
The Interpublic Group of Cos., Inc.	8,050,000	$255,588
Consumer Discretionary (10.9%):
Aptiv PLC (a)	1,123,000	161,588
AutoNation, Inc. (a)	1,523,000	156,077
BorgWarner, Inc.	6,875,000	333,988
Darden Restaurants, Inc.	1,060,000	155,523
Las Vegas Sands Corp. (a)	3,680,000	225,437
Ross Stores, Inc.	1,870,000	244,858
VF Corp.	1,750,000	153,405
Yum! Brands, Inc.	2,185,000	261,151
		1,692,027
Consumer Staples (7.5%):
Archer-Daniels-Midland Co.	6,075,000	383,514
Sysco Corp.	3,025,000	256,308
The Hershey Co.	1,565,700	257,245
Tyson Foods, Inc., Class A	3,415,000	264,492
		1,161,559
Energy (4.2%):
Cimarex Energy Co.	2,880,000	190,656
Devon Energy Corp.	8,360,000	195,457
Pioneer Natural Resources Co.	204,000	31,381
Valero Energy Corp.	3,100,000	229,276
		646,770
Financials (15.0%):
Aflac, Inc.	1,600,000	85,968
Alleghany Corp. (a)	475,000	322,511
American Financial Group, Inc.	2,440,000	299,778
Arthur J. Gallagher & Co.	1,600,000	231,920
Everest Re Group Ltd.	960,000	265,872
Old Republic International Corp.	6,650,000	163,723
Prosperity Bancshares, Inc.	2,725,000	199,906
TCF Financial Corp.	3,840,000	174,797
The Bank of New York Mellon Corp.	1,100,000	54,868
W.R. Berkley Corp.	3,325,000	265,069
Zions Bancorp NA	4,620,000	257,796
		2,322,208
Health Care (5.4%):
Hill-Rom Holdings, Inc.	2,030,000	223,747
Molina Healthcare, Inc. (a)	640,000	163,264
Quest Diagnostics, Inc.	1,780,000	234,746
The Cooper Cos., Inc.	530,000	217,772
		839,529

See notes to financial statements.

6

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (21.5%):
AGCO Corp.	1,500,000	$218,880
Alaska Air Group, Inc. (a)	3,700,000	255,818
Hubbell, Inc.	1,175,000	225,611
J.B. Hunt Transport Services, Inc.	1,230,000	209,973
Landstar System, Inc. (b)	1,435,000	247,223
Lincoln Electric Holdings, Inc.	920,000	117,806
ManpowerGroup, Inc.	2,000,000	241,780
Oshkosh Corp.	1,803,600	224,423
Owens Corning, Inc.	2,000,000	193,620
Parker-Hannifin Corp.	668,000	209,625
Republic Services, Inc.	1,200,000	127,560
Textron, Inc.	5,400,000	346,896
The Middleby Corp. (a)	1,070,000	194,012
The Toro Co.	1,415,000	162,159
United Rentals, Inc. (a)	475,000	151,976
Vertiv Holdings Co.	5,285,000	119,970
Xylem, Inc.	677,000	74,910
		3,322,242
Information Technology (10.0%):
Amphenol Corp., Class A	2,125,000	143,098
DXC Technology Co. (a)	5,520,000	181,663
Flex Ltd. (a)	11,350,000	197,490
Genpact Ltd.	5,000,000	237,649
Hewlett Packard Enterprise Co.	9,000,000	144,180
Leidos Holdings, Inc.	1,625,000	164,580
MAXIMUS, Inc.	2,350,000	215,354
Motorola Solutions, Inc.	828,300	155,969
Skyworks Solutions, Inc.	320,000	58,026
Zebra Technologies Corp. (a)	107,500	52,432
		1,550,441
Materials (12.2%):
AptarGroup, Inc.	1,005,600	151,655
Avery Dennison Corp.	1,225,000	262,358
Corteva, Inc.	3,175,000	154,813
Eastman Chemical Co.	1,660,000	191,547
International Flavors & Fragrances, Inc.	1,590,000	226,050
Packaging Corp. of America	1,620,000	239,193
Reliance Steel & Aluminum Co.	1,440,000	230,846
Steel Dynamics, Inc.	4,365,000	236,671
Westlake Chemical Corp.	2,145,000	201,394
		1,894,527
Real Estate (6.6%):
American Homes 4 Rent, Class A (b)	5,500,000	203,720
Americold Realty Trust	3,950,000	159,541
Healthcare Trust of America, Inc., Class A	4,325,000	127,025
Highwoods Properties, Inc.	3,500,000	156,765

See notes to financial statements.

7

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lamar Advertising Co., Class A (b)	2,260,000	$223,830
National Retail Properties, Inc.	3,215,000	149,240
		1,020,121
Utilities (2.3%):
Alliant Energy Corp.	3,500,000	196,595
Xcel Energy, Inc.	2,270,000	161,851
		358,446
Total Common Stocks (Cost $10,667,527)		15,063,458
Exchange-Traded Funds (1.0%)
iShares Russell Mid-Cap Value ETF (b)	1,305,000	149,370
Total Exchange-Traded Funds (Cost $82,743)		149,370
Collateral for Securities Loaned^ (0.0%) (c)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (d)	132,264	132
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (d)	3,536,495	3,536
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	66,006	66
JPMorgan Prime Money Market Fund, Capital Class, 0.09% (d)	526,313	526
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,366,405	2,367
Total Collateral for Securities Loaned (Cost $6,627)		6,627
Total Investments (Cost $10,756,897) — 98.2%		15,219,455
Other assets in excess of liabilities — 1.8%		278,289
NET ASSETS — 100.00%		$15,497,744

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on April 30, 2021.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Aerospace & Defense (0.6%):
Hexcel Corp. (a)	780,000	$44,000
Air Freight & Logistics (0.8%):
Forward Air Corp.	616,800	54,457
Airlines (0.3%):
Frontier Group Holdings, Inc. (a)	1,175,000	24,722
Building Products (1.3%):
UFP Industries, Inc.	1,095,000	92,024
Commercial Services & Supplies (3.3%):
ABM Industries, Inc.	1,070,800	55,050
U.S. Ecology, Inc. (a)	1,275,000	54,137
UniFirst Corp.	333,500	74,767
Viad Corp. (a) (b)	1,200,000	49,992
		233,946
Communication Services (0.9%):
The E.W. Scripps Co., Class A	2,900,000	62,698
Construction & Engineering (3.2%):
EMCOR Group, Inc.	1,015,000	121,597
MYR Group, Inc. (a)	450,000	35,055
Valmont Industries, Inc.	294,900	72,796
		229,448
Consumer Discretionary (14.5%):
Asbury Automotive Group, Inc. (a)	217,000	43,098
Carter's, Inc. (a) (c)	700,000	76,153
Choice Hotels International, Inc. (a)	785,000	89,333
Citi Trends, Inc. (a) (b)	520,000	54,392
Columbia Sportswear Co.	700,500	76,362
Core-Mark Holding Co., Inc. (b)	2,475,000	105,336
Helen of Troy Ltd. (a)	335,000	70,756
Hyatt Hotels Corp., Class A (a) (c)	650,000	53,515
LCI Industries	304,200	44,565
Mattel, Inc. (a)	3,350,000	71,891
Murphy USA, Inc.	275,000	38,335
Penske Automotive Group, Inc.	530,000	46,476
Purple Innovation, Inc. (a)	1,090,000	37,147
Sonic Automotive, Inc., Class A	972,000	47,958
Steven Madden Ltd.	2,575,000	104,724
Visteon Corp. (a)	543,000	66,143
		1,026,184
Consumer Staples (4.7%):
Edgewell Personal Care Co.	1,275,400	48,720
Ingredion, Inc.	666,600	62,267
Lancaster Colony Corp.	159,500	29,461

See notes to financial statements.

9

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Performance Food Group Co. (a)	1,581,000	$92,805
Sanderson Farms, Inc.	600,000	98,718
		331,971
Electrical Equipment (1.2%):
Encore Wire Corp. (b)	1,140,000	85,135
Energy (2.1%):
Delek U.S. Holdings, Inc.	2,359,800	55,998
Helix Energy Solutions Group, Inc. (a)	6,040,300	25,913
PDC Energy, Inc. (a)	1,810,000	66,083
		147,994
Financials (18.1%):
American Financial Group, Inc.	260,000	31,944
AMERISAFE, Inc.	945,000	58,666
Bank of Hawaii Corp.	955,000	86,800
Columbia Banking System, Inc.	1,510,000	65,730
Eagle Bancorp, Inc.	910,000	48,603
First American Financial Corp.	758,200	48,904
Independent Bank Corp.	1,157,700	94,816
Kemper Corp.	755,692	58,989
Lakeland Financial Corp.	981,000	63,991
Pinnacle Financial Partners, Inc.	1,105,000	96,842
RenaissanceRe Holdings Ltd.	516,900	87,258
Renasant Corp.	2,200,000	92,686
Selective Insurance Group, Inc.	936,200	71,282
South State Corp.	1,283,300	108,208
State Auto Financial Corp.	1,577,277	29,779
Stewart Information Services Corp.	1,085,100	63,641
UMB Financial Corp.	1,240,000	120,316
White Mountains Insurance Group Ltd.	44,000	51,279
		1,279,734
Health Care (6.1%):
AngioDynamics, Inc. (a) (b)	2,140,000	52,002
Avanos Medical, Inc. (a)	1,198,000	51,766
Cutera, Inc. (a) (c)	659,800	19,814
Hanger, Inc. (a) (b)	2,240,800	55,863
ICU Medical, Inc. (a)	340,000	70,811
Magellan Health, Inc. (a)	546,600	51,490
Natus Medical, Inc. (a)	1,580,000	40,369
NuVasive, Inc. (a)	655,000	46,800
Patterson Cos., Inc.	1,328,900	42,711
		431,626
Industrial Conglomerates (1.2%):
Carlisle Cos., Inc.	425,000	81,451
Information Technology (9.4%):
ADTRAN, Inc. (b)	2,624,000	44,844
Advanced Energy Industries, Inc.	305,600	33,711
Avnet, Inc.	1,300,000	57,097

See notes to financial statements.

10

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cognyte Software Ltd. (a)	1,769,200	$46,229
Fabrinet (a)	581,000	49,745
Littelfuse, Inc.	131,200	34,799
ManTech International Corp., Class A	490,000	41,822
MAXIMUS, Inc.	475,000	43,529
NETGEAR, Inc. (a) (b)	1,690,000	62,885
Plexus Corp. (a)	751,000	69,423
ScanSource, Inc. (a) (b)	1,562,600	47,237
Sykes Enterprises, Inc. (a)	1,825,000	79,989
Verint Systems, Inc. (a) (c)	1,100,000	53,427
		664,737
Machinery (9.1%):
Alamo Group, Inc.	450,000	70,762
Altra Industrial Motion Corp.	870,400	51,362
Astec Industries, Inc.	790,800	59,318
Columbus McKinnon Corp.	831,200	41,153
Crane Co.	970,400	91,275
Hillenbrand, Inc.	1,775,000	87,134
Kennametal, Inc.	1,480,000	59,437
Mueller Industries, Inc.	1,350,000	60,575
The Manitowoc Co., Inc. (a)	1,000,000	22,880
TriMas Corp. (a)	1,543,150	49,134
Watts Water Technologies, Inc., Class A	449,800	56,023
		649,053
Materials (7.2%):
Avient Corp.	1,320,000	67,016
Cabot Corp.	1,759,700	96,573
Kaiser Aluminum Corp.	570,000	68,668
Minerals Technologies, Inc.	871,300	68,083
Silgan Holdings, Inc.	1,499,200	63,221
Sonoco Products Co.	1,395,000	91,317
Worthington Industries, Inc.	801,100	52,280
		507,158
Professional Services (2.3%):
ICF International, Inc.	685,000	62,376
Korn Ferry	1,500,000	101,835
		164,211
Real Estate (5.3%):
Apple Hospitality REIT, Inc.	3,869,800	61,375
Corporate Office Properties Trust	2,546,400	71,401
First Industrial Realty Trust, Inc.	1,385,000	68,931
Healthcare Realty Trust, Inc.	785,000	25,246
Rayonier, Inc.	1,975,000	71,653
Sunstone Hotel Investors, Inc. (a)	4,425,000	58,233
Washington Real Estate Investment Trust	903,900	20,989
		377,828

See notes to financial statements.

11

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Road & Rail (2.0%):
Marten Transport Ltd.	3,593,500	$60,084
Saia, Inc. (a)	100,000	23,450
Werner Enterprises, Inc.	1,180,000	54,551
		138,085
Trading Companies & Distributors (1.7%):
Applied Industrial Technologies, Inc.	1,240,000	118,618
Utilities (2.4%):
ALLETE, Inc.	645,000	45,383
MGE Energy, Inc.	489,700	36,634
NorthWestern Corp.	646,550	43,985
ONE Gas, Inc.	560,000	45,063
		171,065
Total Common Stocks (Cost $4,814,170)		6,916,145
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF	465,000	75,507
Total Exchange-Traded Funds (Cost $53,217)		75,507
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (d)	260,108	260
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (d)	6,954,821	6,955
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	129,807	130
JPMorgan Prime Money Market Fund, Capital Class, 0.09% (d)	1,035,039	1,035
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	4,653,739	4,654
Total Collateral for Securities Loaned (Cost $13,034)		13,034
Total Investments (Cost $4,880,421) — 99.0%		7,004,686
Other assets in excess of liabilities — 1.0%		69,009
NET ASSETS — 100.00%		$7,073,695

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Affiliated security (See Note 8).

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on April 30, 2021.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

12

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
Assets:
Affiliated investments, at value (Cost $- and $410,794)	$—		$557,686
Unaffiliated investments, at value (Cost $10,756,897 and $4,469,627)	15,219,455	(a)	6,447,000	(b)
Cash	283,085		77,619
Receivables:
Interest and dividends	4,787		1,366
Capital shares issued	20,105		6,865
Investments sold	48,846		35,819
Prepaid expenses	239		113
Total Assets	15,576,517		7,126,468
Liabilities:
Payables:
Collateral received on loaned securities	6,627		13,034
Investments purchased	49,056		27,012
Capital shares redeemed	15,321		7,355
Accrued expenses and other payables:
Investment advisory fees	5,594		4,363
Administration fees	755		352
Custodian fees	80		37
Transfer agent fees	496		235
Compliance fees	8		4
Trustees' fees	19		11
12b-1 fees	406		102
Other accrued expenses	411		268
Total Liabilities	78,773		52,773
Net Assets:
Capital	10,447,621		4,652,117
Total accumulated earnings/(loss)	5,050,123		2,421,578
Net Assets	$15,497,744		$7,073,695
Net Assets
Class A	$1,859,089		$452,168
Class C	71,177		—
Class I	4,897,400		3,952,233
Class R	929,228		268,171
Class R6	6,857,795		2,367,002
Class Y	883,055		34,121
Total	$15,497,744		$7,073,695
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	37,085		8,063
Class C	1,457		—
Class I	97,608		69,641
Class R	18,828		5,157
Class R6	136,619		41,772
Class Y	17,602		606
Total	309,199		125,239

(continues on next page)

See notes to financial statements.

13

Victory Portfolios	Statements of Assets and Liabilities April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$50.13	$56.08
Class C (d)	48.84	—
Class I	50.17	56.75
Class R	49.35	52.00
Class R6	50.20	56.66
Class Y	50.17	56.34
Maximum Sales Charge — Class A	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$53.19	$59.50

(a)  Includes $4,502 of securities on loan.

(b)  Includes $12,553 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

14

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:
Dividends from unaffiliated investments	$127,902	$43,109
Dividends from affiliated investments	—	1,169
Interest from unaffiliated investments	26	8
Interfund lending	10	—
Securities lending (net of fees)	618	20
Total Income	128,556	44,306
Expenses:
Investment advisory fees	29,553	23,627
Administration fees	3,750	1,789
Sub-Administration fees	8	8
12b-1 fees — Class A	2,055	513
12b-1 fees — Class C	321	—
12b-1 fees — Class R	1,985	612
Custodian fees	259	123
Transfer agent fees — Class A	914	293
Transfer agent fees — Class C	35	—
Transfer agent fees — Class I	1,085	899
Transfer agent fees — Class R	286	86
Transfer agent fees — Class R6	75	18
Transfer agent fees — Class Y	238	18
Trustees' fees	438	210
Compliance fees	50	24
Legal and audit fees	270	132
State registration and filing fees	136	75
Other expenses	596	378
Total Expenses	42,054	28,805
Net Investment Income (Loss)	86,502	15,501
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	—	(2,835)
Net realized gains (losses) from unaffiliated investment securities	616,259	313,153
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	232,717
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	4,199,712	1,794,878
Net realized/unrealized gains (losses) on investments	4,815,971	2,337,913
Change in net assets resulting from operations	$4,902,473	$2,353,414

See notes to financial statements.

15

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$86,502	$168,869	$15,501	$35,573
Net realized gains (losses) from investments	616,259	591,933	310,318	31,757
Net change in unrealized appreciation/ depreciation on investments	4,199,712	(1,316,124)	2,027,595	(680,021)
Change in net assets resulting from operations	4,902,473	(555,322)	2,353,414	(612,691)
Distributions to Shareholders:
Class A	(72,132)	(103,792)	(2,698)	(22,491)
Class C	(2,693)	(4,182)	—	—
Class I	(179,773)	(218,171)	(30,516)	(243,950)
Class R	(34,553)	(46,556)	(1,442)	(14,387)
Class R6	(252,127)	(308,392)	(20,349)	(15,900)
Class Y	(31,995)	(42,591)	(228)	(1,835)
Change in net assets resulting from distributions to shareholders	(573,273)	(723,684)	(55,233)	(298,563)
Change in net assets resulting from capital transactions	694,965	124,104	(69,945)	133,993
Change in net assets	5,024,165	(1,154,902)	2,228,236	(777,261)
Net Assets:
Beginning of period	10,473,579	11,628,481	4,845,459	5,622,720
End of period	$15,497,744	$10,473,579	$7,073,695	$4,845,459

(continues on next page)

See notes to financial statements.

16

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Capital Transactions:
Class A
Proceeds from shares issued	$163,694	$323,380	$55,384	$93,340
Distributions reinvested	60,859	87,261	2,255	18,989
Cost of shares redeemed	(293,118)	(638,669)	(95,143)	(155,298)
Total Class A	$(68,565)	$(228,028)	$(37,504)	$(42,969)
Class C
Proceeds from shares issued	$1,058	$1,281	$—	$—
Distributions reinvested	2,607	3,900	—	—
Cost of shares redeemed	(8,060)	(20,288)	—	—
Total Class C	$(4,395)	$(15,107)	$—	$—
Class I
Proceeds from shares issued	$656,377	$1,126,708	$450,856	$1,115,785
Distributions reinvested	154,186	186,353	28,267	227,267
Cost of shares redeemed	(595,613)	(1,094,095)	(468,650)	(2,509,736)
Total Class I	$214,950	$218,966	$10,473	$(1,166,684)
Class R
Proceeds from shares issued	$111,687	$102,944	$19,782	$43,209
Distributions reinvested	34,077	45,322	1,426	13,958
Cost of shares redeemed	(110,103)	(246,422)	(45,433)	(89,785)
Total Class R	$35,661	$(98,156)	$(24,225)	$(32,618)
Class R6
Proceeds from shares issued	$1,028,607	$1,467,343	$319,079	$1,529,209
Distributions reinvested	247,822	301,095	19,320	15,321
Cost of shares redeemed	(798,344)	(1,544,569)	(365,739)	(158,934)
Total Class R6	$478,085	$223,869	$(27,340)	$1,385,596
Class Y
Proceeds from shares issued	$182,632	$286,306	$13,393	$10,492
Distributions reinvested	30,428	38,649	207	831
Cost of shares redeemed	(173,831)	(302,395)	(4,949)	(20,655)
Total Class Y	$39,229	$22,560	$8,651	$(9,332)
Change in net assets resulting from capital transactions	$694,965	$124,104	$(69,945)	$133,993

(continues on next page)

See notes to financial statements.

17

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Share Transactions:
Class A
Issued	3,686	9,415	1,102	2,491
Reinvested	1,493	2,275	49	420
Redeemed	(6,712)	(18,025)	(1,954)	(4,039)
Total Class A	(1,533)	(6,335)	(803)	(1,128)
Class C
Issued	24	37	—	—
Reinvested	66	102	—	—
Redeemed	(189)	(602)	—	—
Total Class C	(99)	(463)	—	—
Class I
Issued	15,029	32,071	8,905	29,815
Reinvested	3,771	4,896	605	4,969
Redeemed	(13,627)	(31,823)	(9,319)	(65,620)
Total Class I	5,173	5,144	191	(30,836)
Class R
Issued	2,592	3,001	419	1,236
Reinvested	850	1,194	33	333
Redeemed	(2,589)	(7,057)	(1,001)	(2,499)
Total Class R	853	(2,862)	(549)	(930)
Class R6
Issued	23,175	42,781	6,211	40,067
Reinvested	6,057	7,945	414	335
Redeemed	(18,342)	(43,689)	(7,229)	(4,097)
Total Class R6	10,890	7,037	(604)	36,305
Class Y
Issued	4,078	8,117	277	256
Reinvested	744	1,018	4	18
Redeemed	(4,002)	(8,786)	(96)	(536)
Total Class Y	820	349	185	(262)
Change in Shares	16,104	2,870	(1,580)	3,149

See notes to financial statements.

18

This page is intentionally left blank.

19

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$35.75	0.24	16.05	16.29	(0.24)	(1.67)
Year Ended 10/31/20	$40.09	0.48	(2.44)	(1.96)	(0.48)	(1.90)
Year Ended 10/31/19	$39.52	0.40	3.61	4.01	(0.39)	(3.05)
Year Ended 10/31/18	$40.01	0.35	0.48	0.83	(0.33)	(0.99)
Year Ended 10/31/17	$33.82	0.22	6.53	6.75	(0.21)	(0.35)
Year Ended 10/31/16	$35.55	0.23	1.50	1.73	(0.22)	(3.24)
Class C
Six Months Ended 4/30/21 (unaudited)	$34.89	0.07	15.65	15.72	(0.10)	(1.67)
Year Ended 10/31/20	$39.16	0.20	(2.35)	(2.15)	(0.22)	(1.90)
Year Ended 10/31/19	$38.69	0.11	3.53	3.64	(0.12)	(3.05)
Year Ended 10/31/18	$39.22	0.03	0.46	0.49	(0.03)	(0.99)
Year Ended 10/31/17	$33.26	(0.09)	6.44	6.35	(0.04)	(0.35)
3/1/16(e) through 10/31/16	$29.08	(0.09)	4.37	4.28	(0.10)	—
Class I
Six Months Ended 4/30/21 (unaudited)	$35.77	0.30	16.07	16.37	(0.30)	(1.67)
Year Ended 10/31/20	$40.12	0.59	(2.45)	(1.86)	(0.59)	(1.90)
Year Ended 10/31/19	$39.55	0.52	3.62	4.14	(0.52)	(3.05)
Year Ended 10/31/18	$40.04	0.47	0.48	0.95	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.32	6.56	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.30	1.52	1.82	(0.31)	(3.24)
Class R
Six Months Ended 4/30/21 (unaudited)	$35.23	0.19	15.81	16.00	(0.21)	(1.67)
Year Ended 10/31/20	$39.54	0.40	(2.40)	(2.00)	(0.41)	(1.90)
Year Ended 10/31/19	$39.03	0.31	3.57	3.88	(0.32)	(3.05)
Year Ended 10/31/18	$39.54	0.26	0.48	0.74	(0.26)	(0.99)
Year Ended 10/31/17	$33.43	0.14	6.46	6.60	(0.14)	(0.35)
Year Ended 10/31/16	$35.18	0.17	1.48	1.65	(0.16)	(3.24)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

20

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(1.91)	$50.13	46.83%	0.89%	1.09%	0.89%	$1,859,089	18%
Year Ended 10/31/20	(2.38)	$35.75	(5.22)%	0.92%	1.34%	0.92%	$1,380,509	44%
Year Ended 10/31/19	(3.44)	$40.09	11.96%	0.92%	1.06%	0.92%	$1,802,034	34%
Year Ended 10/31/18	(1.32)	$39.52	2.01%	0.89%	0.85%	0.89%	$2,008,143	36%
Year Ended 10/31/17	(0.56)	$40.01	20.12%	0.90%	0.58%	0.90%	$2,386,049	32%
Year Ended 10/31/16	(3.46)	$33.82	5.80%	0.95%	0.69%	0.95%	$1,735,974	40%
Class C
Six Months Ended 4/30/21 (unaudited)	(1.77)	$48.84	46.28%	1.66%	0.32%	1.66%	$71,177	18%
Year Ended 10/31/20	(2.12)	$34.89	(5.93)%	1.69%	0.58%	1.69%	$54,271	44%
Year Ended 10/31/19	(3.17)	$39.16	11.10%	1.68%	0.30%	1.68%	$79,066	34%
Year Ended 10/31/18	(1.02)	$38.69	1.19%	1.68%	0.07%	1.68%	$90,128	36%
Year Ended 10/31/17	(0.39)	$39.22	19.20%	1.70%	(0.24)%	1.70%	$101,506	32%
3/1/16(e) through 10/31/16	(0.10)	$33.26	14.75%	1.80%	(0.40)%	1.80%	$25,146	40%
Class I
Six Months Ended 4/30/21 (unaudited)	(1.97)	$50.17	47.04%	0.58%	1.38%	0.58%	$4,897,400	18%
Year Ended 10/31/20	(2.49)	$35.77	(4.92)%	0.60%	1.64%	0.60%	$3,306,226	44%
Year Ended 10/31/19	(3.57)	$40.12	12.31%	0.60%	1.37%	0.60%	$3,501,630	34%
Year Ended 10/31/18	(1.44)	$39.55	2.30%	0.59%	1.14%	0.59%	$3,509,093	36%
Year Ended 10/31/17	(0.67)	$40.04	20.50%	0.62%	0.85%	0.62%	$5,263,053	32%
Year Ended 10/31/16	(3.55)	$33.83	6.08%	0.69%	0.91%	0.69%	$2,590,122	40%
Class R
Six Months Ended 4/30/21 (unaudited)	(1.88)	$49.35	46.67%	1.10%	0.86%	1.10%	$929,228	18%
Year Ended 10/31/20	(2.31)	$35.23	(5.41)%	1.12%	1.14%	1.12%	$633,244	44%
Year Ended 10/31/19	(3.37)	$39.54	11.72%	1.13%	0.84%	1.13%	$823,796	34%
Year Ended 10/31/18	(1.25)	$39.03	1.80%	1.10%	0.65%	1.10%	$897,277	36%
Year Ended 10/31/17	(0.49)	$39.54	19.89%	1.10%	0.38%	1.10%	$1,005,561	32%
Year Ended 10/31/16	(3.40)	$33.43	5.60%	1.13%	0.54%	1.13%	$784,442	40%

(continues on next page)
See notes to financial statements.

21

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/21 (unaudited)	$35.78	0.31	16.09	16.40	(0.31)	(1.67)
Year Ended 10/31/20	$40.13	0.60	(2.45)	(1.85)	(0.60)	(1.90)
Year Ended 10/31/19	$39.55	0.52	3.63	4.15	(0.52)	(3.05)
Year Ended 10/31/18	$40.05	0.49	0.48	0.97	(0.48)	(0.99)
Year Ended 10/31/17	$33.85	0.35	6.54	6.89	(0.34)	(0.35)
Year Ended 10/31/16	$35.56	0.31	1.55	1.86	(0.33)	(3.24)
Class Y
Six Months Ended 4/30/21 (unaudited)	$35.76	0.30	16.07	16.37	(0.29)	(1.67)
Year Ended 10/31/20	$40.11	0.58	(2.45)	(1.87)	(0.58)	(1.90)
Year Ended 10/31/19	$39.54	0.50	3.63	4.13	(0.51)	(3.05)
Year Ended 10/31/18	$40.04	0.46	0.48	0.94	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.31	6.57	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.28	1.53	1.81	(0.30)	(3.24)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

22

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/21 (unaudited)	(1.98)	$50.20	47.12%	0.54%	1.42%	0.54%	$6,857,795	18%
Year Ended 10/31/20	(2.50)	$35.78	(4.89)%	0.57%	1.68%	0.57%	$4,499,129	44%
Year Ended 10/31/19	(3.57)	$40.13	12.35%	0.58%	1.38%	0.58%	$4,762,844	34%
Year Ended 10/31/18	(1.47)	$39.55	2.34%	0.57%	1.19%	0.57%	$3,822,378	36%
Year Ended 10/31/17	(0.69)	$40.05	20.54%	0.54%	0.91%	0.54%	$1,314,843	32%
Year Ended 10/31/16	(3.57)	$33.85	6.20%	0.59%	0.93%	0.59%	$458,750	40%
Class Y
Six Months Ended 4/30/21 (unaudited)	(1.96)	$50.17	47.04%	0.60%	1.36%	0.60%	$883,055	18%
Year Ended 10/31/20	(2.48)	$35.76	(4.92)%	0.63%	1.63%	0.63%	$600,200	44%
Year Ended 10/31/19	(3.56)	$40.11	12.28%	0.63%	1.32%	0.63%	$659,111	34%
Year Ended 10/31/18	(1.44)	$39.54	2.27%	0.62%	1.13%	0.62%	$448,543	36%
Year Ended 10/31/17	(0.67)	$40.04	20.51%	0.60%	0.81%	0.60%	$487,044	32%
Year Ended 10/31/16	(3.54)	$33.83	6.03%	0.72%	0.85%	0.72%	$50,765	40%

See notes to financial statements.

23

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/21 (unaudited)	$37.91	0.05	18.43	18.48	(0.16)	(0.15)
Year Ended 10/31/20	$45.16	0.17	(5.14)	(4.97)	(0.20)	(2.08)
Year Ended 10/31/19	$45.91	0.22	4.22	4.44	(0.10)	(5.09)
Year Ended 10/31/18	$48.23	0.22	(0.09)	0.13	(0.21)	(2.24)
Year Ended 10/31/17	$39.74	0.11	10.44	10.55	(0.12)	(1.94)
Year Ended 10/31/16	$40.01	0.10	3.05	3.15	(0.05)	(3.37)
Class I
Six Months Ended 4/30/21 (unaudited)	$38.40	0.13	18.66	18.79	(0.29)	(0.15)
Year Ended 10/31/20	$45.71	0.31	(5.20)	(4.89)	(0.34)	(2.08)
Year Ended 10/31/19	$46.43	0.35	4.28	4.63	(0.26)	(5.09)
Year Ended 10/31/18	$48.75	0.37	(0.09)	0.28	(0.36)	(2.24)
Year Ended 10/31/17	$40.12	0.25	10.55	10.80	(0.23)	(1.94)
Year Ended 10/31/16	$40.37	0.21	3.08	3.29	(0.17)	(3.37)
Class R
Six Months Ended 4/30/21 (unaudited)	$35.16	0.01	17.09	17.10	(0.11)	(0.15)
Year Ended 10/31/20	$42.05	0.09	(4.76)	(4.67)	(0.14)	(2.08)
Year Ended 10/31/19	$43.13	0.13	3.91	4.04	(0.03)	(5.09)
Year Ended 10/31/18	$45.47	0.10	(0.08)	0.02	(0.12)	(2.24)
Year Ended 10/31/17	$37.59	0.01	9.86	9.87	(0.05)	(1.94)
Year Ended 10/31/16	$38.06	0.02	2.88	2.90	—	(3.37)
Class R6
Six Months Ended 4/30/21 (unaudited)	$38.37	0.14	18.63	18.77	(0.33)	(0.15)
Year Ended 10/31/20	$45.66	0.19	(5.03)	(4.84)	(0.37)	(2.08)
Year Ended 10/31/19	$46.38	0.36	4.28	4.64	(0.27)	(5.09)
Year Ended 10/31/18	$48.69	0.30	— (e)	0.30	(0.37)	(2.24)
Year Ended 10/31/17	$40.08	0.21	10.58	10.79	(0.24)	(1.94)
12/15/15(f) through 10/31/16	$38.97	0.13	4.54	4.67	(0.19)	(3.37)
Class Y
Six Months Ended 4/30/21 (unaudited)	$38.10	0.08	18.54	18.62	(0.23)	(0.15)
Year Ended 10/31/20	$45.39	0.24	(5.16)	(4.92)	(0.29)	(2.08)
Year Ended 10/31/19	$46.13	0.30	4.24	4.54	(0.19)	(5.09)
Year Ended 10/31/18	$48.33	0.29	(0.09)	0.20	(0.16)	(2.24)
Year Ended 10/31/17	$39.84	0.20	10.40	10.60	(0.17)	(1.94)
Year Ended 10/31/16	$40.10	0.13	3.07	3.20	(0.09)	(3.37)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

24

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/21 (unaudited)	(0.31)	$56.08	48.94%	1.23%	0.20%	1.23%	$452,168	17%
Year Ended 10/31/20	(2.28)	$37.91	(11.80)%	1.26%	0.43%	1.26%	$336,083	37%
Year Ended 10/31/19	(5.19)	$45.16	12.10%	1.25%	0.51%	1.25%	$451,310	34%
Year Ended 10/31/18	(2.45)	$45.91	0.17%	1.22%	0.46%	1.22%	$486,622	43%
Year Ended 10/31/17	(2.06)	$48.23	27.02%	1.23%	0.25%	1.23%	$603,851	36%
Year Ended 10/31/16	(3.42)	$39.74	8.66%	1.26%	0.25%	1.26%	$529,545	59%
Class I
Six Months Ended 4/30/21 (unaudited)	(0.44)	$56.75	49.18%	0.90%	0.52%	0.90%	$3,952,233	17%
Year Ended 10/31/20	(2.42)	$38.40	(11.51)%	0.93%	0.78%	0.93%	$2,666,852	37%
Year Ended 10/31/19	(5.35)	$45.71	12.49%	0.92%	0.82%	0.92%	$4,584,086	34%
Year Ended 10/31/18	(2.60)	$46.43	0.49%	0.88%	0.76%	0.88%	$4,127,411	43%
Year Ended 10/31/17	(2.17)	$48.75	27.44%	0.90%	0.56%	0.90%	$4,003,419	36%
Year Ended 10/31/16	(3.54)	$40.12	8.99%	0.96%	0.56%	0.96%	$2,428,803	59%
Class R
Six Months Ended 4/30/21 (unaudited)	(0.26)	$52.00	48.79%	1.41%	0.02%	1.41%	$268,171	17%
Year Ended 10/31/20	(2.22)	$35.16	(11.94)%	1.44%	0.25%	1.44%	$200,617	37%
Year Ended 10/31/19	(5.12)	$42.05	11.89%	1.44%	0.32%	1.44%	$279,090	34%
Year Ended 10/31/18	(2.36)	$43.13	(0.06)%	1.44%	0.23%	1.44%	$286,480	43%
Year Ended 10/31/17	(1.99)	$45.47	26.73%	1.45%	0.03%	1.45%	$333,944	36%
Year Ended 10/31/16	(3.37)	$37.59	8.42%	1.48%	0.05%	1.48%	$302,652	59%
Class R6
Six Months Ended 4/30/21 (unaudited)	(0.48)	$56.66	49.21%	0.84%	0.58%	0.84%	$2,367,002	17%
Year Ended 10/31/20	(2.45)	$38.37	(11.43)%	0.86%	0.48%	0.86%	$1,625,853	37%
Year Ended 10/31/19	(5.36)	$45.66	12.52%	0.87%	0.84%	0.87%	$277,218	34%
Year Ended 10/31/18	(2.61)	$46.38	0.52%	0.87%	0.62%	0.87%	$195,360	43%
Year Ended 10/31/17	(2.18)	$48.69	27.44%	0.90%	0.46%	0.90%	$85,307	36%
12/15/15(f) through 10/31/16	(3.56)	$40.08	12.86%	0.98%	0.39%	1.12%	$21,044	59%
Class Y
Six Months Ended 4/30/21 (unaudited)	(0.38)	$56.34	49.10%	1.01%	0.33%	1.01%	$34,121	17%
Year Ended 10/31/20	(2.37)	$38.10	(11.65)%	1.08%	0.62%	1.08%	$16,054	37%
Year Ended 10/31/19	(5.28)	$45.39	12.31%	1.07%	0.69%	1.07%	$31,016	34%
Year Ended 10/31/18	(2.40)	$46.13	0.33%	1.06%	0.61%	1.06%	$32,592	43%
Year Ended 10/31/17	(2.11)	$48.33	27.10%	1.15%	0.45%	1.25%	$35,416	36%
Year Ended 10/31/16	(3.46)	$39.84	8.79%	1.15%	0.34%	1.39%	$141,097	59%

See notes to financial statements.

25

Victory Portfolios	Notes to Financial Statements April 30, 2021

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)*	Investment Share Classes Offered
Victory Sycamore Established Value Fund	Sycamore Established Value Fund	Class A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund	Sycamore Small Company Opportunity Fund	Class A, I, R, R6, and Y

*  The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange) by only: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of April 30, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Sycamore Established Value Fund
Common Stocks	$15,063,458	$—	$—	$15,063,458
Exchange-Traded Funds	149,370	—	—	149,370
Collateral for Securities Loaned	6,627	—	—	6,627
Total	$15,219,455	$—	$—	$15,219,455
Sycamore Small Company Opportunity Fund
Common Stocks	$6,916,145	$—	$—	$6,916,145
Exchange-Traded Funds	75,507	—	—	75,507
Collateral for Securities Loaned	13,034	—	—	13,034
Total	$7,004,686	$—	$—	$7,004,686

For the six months ended April 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2021. These transactions are accounted for

28

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of		Value of Non-cash Collateral Received by Maturity
	Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Sycamore Established Value Fund	$6,425 **	$6,425	$—	$—	$—	$—
Sycamore Small Company Opportunity Fund	12,553	12,553	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

**  Includes $1,923 of securities on loan that were sold prior to April 30, 2021.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2021, were as follows (amount in thousands).

	Excluding U.S. Government Securities
	Purchases	Sales
Sycamore Established Value Fund	$2,289,300	$2,298,592
Sycamore Small Company Opportunity Fund	1,028,966	1,167,592

For the six months ended April 30, 2021, there were no purchases or sales of U.S. Government Securities.

29

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates
	Up to $100 million	$100 million — $200 million	Over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $500 million		Over $500 million
Sycamore Small Company Opportunity Fund	0.85%		0.75%

Amounts incurred and paid to VCM for the six months ended April 30, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"). The tiered rates at which VCM is paid by the Funds are shown in the table below:

Up to $15 billion		$15 billion — $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Funds (as part of the Trust) have entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Transfer agent fees.

30

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below:

	Class A	Class C	Class I	Class R	Class R6	Class Y
Sycamore Established Value Fund	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Sycamore Small Company Opportunity Fund	0.25%	N/A	0.00%	0.50%	0.00%	0.00%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended April 30, 2021, the Distributor received approximately $10 thousand from commissions earned on the sale of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended April 30, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expense, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2022
	Class A	Class C	Class I	Class R	Class R6	Class Y
Sycamore Established Value Fund	N/A	1.84%	N/A	N/A	N/A	N/A
Sycamore Small Company Opportunity Fund	N/A	N/A	N/A	N/A	N/A	1.15%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of the class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended April 30, 2021, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of April 30, 2021, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at April 30, 2021.

Effective May 1, 2021, the expense limitation agreements have been revised to reflect that the Adviser will have the ability to recoup expenses up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or

31

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The Adviser has determined the effect of this change will have no significant impact on financial statements.

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Small-Capitalization Stock Risk — Small-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines

32

Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended April 30, 2021, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended April 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank also received an annual upfront fee of 0.10% on the $300 million committed line of credit. Effective with the next amendment, the upfront fee of 0.10% will be discontinued. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees. The Funds did not utilize the Line of Credit during the six months ended April 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds during the six months ended April 30, 2021, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Sycamore Established Value Fund	Lender	$—	$6,501	93	0.80%	$64,000

*  For the six months ended April 30, 2021, based on the number of days borrowings were outstanding.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2021

  (Unaudited)

7. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Dividends from net investment income, if any, are declared and paid as noted in the table below.

	Declared	Paid
Sycamore Established Value Fund	Quarterly	Quarterly
Sycamore Small Company Opportunity Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2021.

As of the tax year ended October 31, 2020, the Funds had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended April 30, 2021, were as follows (amounts in thousands):

	Fair Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/21	Dividend Income
Sycamore Small Company Opportunity Fund
ADTRAN, Inc.	$28,324	$—	$(417)	$(189)	$—	$17,126	$44,844	$475
AngioDynamics Inc.	43,442	—	(38,095)	(7,047)	—	53,702	52,002	—
Citi Trends, Inc.	—	26,839	—	—	—	27,553	54,392	—
Core-Mark Holding Co. Inc.	68,490	—	(1,003)	105	—	37,744	105,336	648
Encore Wire Corp.	49,509	3,593	—	—	—	32,033	85,135	46
Hanger, Inc.	39,179	3,881	(3,836)	414	—	16,225	55,863	—
NETGEAR, Inc.	54,958	10,324	(18,131)	3,882	—	11,852	62,885	—
ScanSource, Inc.	24,596	9,499	—	—	—	13,142	47,237	—
Viad Corp.	20,071	6,581	—	—	—	23,340	49,992	—
	$328,569	$60,717	$(61,482)	$(2,835)	$—	$232,717	$557,686	$1,169

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Victory Portfolios	Supplemental Information April 30, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020, through April 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Actual Ending Account Value 4/30/21	Hypothetical Ending Account Value 4/30/21	Actual Expenses Paid During Period 11/1/20-4/30/21*	Hypothetical Expenses Paid During Period 11/1/20-4/30/21*	Annualized Expense Ratio During Period 11/1/20-4/30/21
Sycamore Established Value Fund
Class A	$1,000.00	$1,468.30	$1,020.38	$5.45	$4.46	0.89%
Class C	1,000.00	1,462.80	1,016.56	10.14	8.30	1.66%
Class I	1,000.00	1,470.40	1,021.92	3.55	2.91	0.58%
Class R	1,000.00	1,466.70	1,019.34	6.73	5.51	1.10%
Class R6	1,000.00	1,471.20	1,022.12	3.31	2.71	0.54%
Class Y	1,000.00	1,470.40	1,021.82	3.68	3.01	0.60%

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	Beginning Account Value 11/1/20	Actual Ending Account Value 4/30/21	Hypothetical Ending Account Value 4/30/21	Actual Expenses Paid During Period 11/1/20-4/30/21*	Hypothetical Expenses Paid During Period 11/1/20-4/30/21*	Annualized Expense Ratio During Period 11/1/20-4/30/21
Sycamore Small Company Opportunity Fund
Class A	$1,000.00	$1,489.40	$1,018.70	$7.59	$6.16	1.23%
Class I	1,000.00	1,491.80	1,020.33	5.56	4.51	0.90%
Class R	1,000.00	1,487.90	1,017.80	8.70	7.05	1.41%
Class R6	1,000.00	1,492.10	1,020.63	5.19	4.21	0.84%
Class Y	1,000.00	1,491.00	1,019.79	6.24	5.06	1.01%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued April 30, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the Funds at a meeting, which was called for that purpose, on December 2, 2020. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 27, 2020, called for the purpose of reviewing the Agreement. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by an independent consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer

37

Victory Portfolios	Supplemental Information — continued April 30, 2021

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groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Sycamore Established Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2020, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

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Victory Portfolios	Supplemental Information — continued April 30, 2021

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Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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Victory Portfolios	Supplemental Information — continued April 30, 2021

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Liquidity Risk Management Program:

The Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 18, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SMF-SAR (4/21)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	June 25, 2021

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 25, 2021